Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	GUGGENHEIM FUNDS TRUST
Entity Central Index Key	0000088525
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class
Shareholder Report [Line Items]
Fund Name	Guggenheim Active INvestment Series (GAINS)-Core Plus Fund
Class Name	SMA Class
Trading Symbol	GUCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim Active INvestment Series (GAINS)-Core Plus Fund for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
SMA Class	$9	0.09%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (SMA Class shares) returned 8.21%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period.

What factors materially affected the fund's performance over the last year?

Positive performance was primarily driven by carry (or earned income), with duration also making a meaningful contribution. Additionally, spreads contributed positively, supported by a combination of spread tightening and effective security selection across the fund's investment-grade, high-yield, and asset-backed securities allocations.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 9.30.25
	One Year	Since Inception† (8.14.24)
Active INvestment Series (GAINS) - Core Plus Fund	8.21%	8.12%
Bloomberg U.S. Aggregate Bond Index	2.88%	3.71%

Performance Inception Date	Aug. 14, 2024
No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Sep. 30, 2024
Net Assets	$ 67,878,387
Holdings Count | shares	429
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$67,878,387
Total Number of Portfolio Holdings	429
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$–

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.25

AAA	18.6%
AA	33.0%
A	16.9%
BBB	9.0%
BB	10.0%
B	4.8%
CCC	2.1%
NR3	2.8%
Other Instruments	2.8%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

Uniform MBS 30 Year	14.4%
Neuberger Berman CLO 32R Ltd., 5.98%	2.2%
Golub Capital Partners CLO 49M Ltd., 5.84%	2.2%
Tricon Residential Trust, 4.75%	2.2%
RCKT Mortgage Trust, 5.69%	2.1%
Owl Rock CLO X LLC, 5.65%	1.9%
JCP Direct Lending CLO 2023-1 LLC, 6.11%	1.5%
JCP Direct Lending CLO 2023-1 LLC, 6.28%	1.5%
PRPM LLC, 5.73%	1.5%
Slam Ltd., 5.34%	1.4%
Top 10 Total	30.9%

*	Less than 0.1%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

Uniform MBS 30 Year	14.4%
Neuberger Berman CLO 32R Ltd., 5.98%	2.2%
Golub Capital Partners CLO 49M Ltd., 5.84%	2.2%
Tricon Residential Trust, 4.75%	2.2%
RCKT Mortgage Trust, 5.69%	2.1%
Owl Rock CLO X LLC, 5.65%	1.9%
JCP Direct Lending CLO 2023-1 LLC, 6.11%	1.5%
JCP Direct Lending CLO 2023-1 LLC, 6.28%	1.5%
PRPM LLC, 5.73%	1.5%
Slam Ltd., 5.34%	1.4%
Top 10 Total	30.9%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

The fund's (SMA Class shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.08% for the year ended September 30, 2025, an increase of 0.08% compared to the prior year. The primary driver of the increase was an increase in interest expense as the fund utilized reverse repurchase agreements during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's (SMA Class shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.08% for the year ended September 30, 2025, an increase of 0.08% compared to the prior year. The primary driver of the increase was an increase in interest expense as the fund utilized reverse repurchase agreements during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/mutual-funds/literature
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class
Shareholder Report [Line Items]
Fund Name	Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund
Class Name	SMA Class
Trading Symbol	GULDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
SMA Class	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (SMA Class shares) returned 5.14%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period.

What factors materially affected the fund's performance over the last year?

Positive performance was driven by carry (or earned income), while credit positioning added to overall performance due to a combination of spread tightening and security selection within the fund's high-yield and asset-backed securities allocations. Duration detracted from overall performance.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 9.30.25
	One Year	Since Inception† (8.14.24)
Active INvestment Series (GAINS) - Limited Duration Fund	5.14%	5.37%
Bloomberg U.S. Aggregate Bond Index	2.88%	3.71%

Performance Inception Date	Aug. 14, 2024
No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 19,118,469
Holdings Count | shares	240
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$19,118,469
Total Number of Portfolio Holdings	240
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$–

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.25

AAA	37.7%
AA	25.2%
A	18.7%
BBB	6.5%
BB	5.7%
B	2.9%
NR3	2.5%
Other Instruments	0.8%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

Owl Rock CLO X LLC, 5.65%	3.7%
Slam Ltd., 5.34%	2.5%
Owl Rock CLO III Ltd., 6.18%	1.6%
Uniform MBS 30 Year	1.6%
Uniform MBS 15 Year	1.5%
Uniform MBS 15 Year	1.4%
Fortress Credit Opportunities XXV CLO LLC, 5.91%	1.3%
BCRED CLO LLC, 6.00%	1.3%
Golub Capital Partners CLO 46M Ltd., 6.14%	1.3%
Palmer Square CLO Ltd., 5.93%	1.3%
Top 10 Total	17.5%

*	Less than 0.1%
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

Owl Rock CLO X LLC, 5.65%	3.7%
Slam Ltd., 5.34%	2.5%
Owl Rock CLO III Ltd., 6.18%	1.6%
Uniform MBS 30 Year	1.6%
Uniform MBS 15 Year	1.5%
Uniform MBS 15 Year	1.4%
Fortress Credit Opportunities XXV CLO LLC, 5.91%	1.3%
BCRED CLO LLC, 6.00%	1.3%
Golub Capital Partners CLO 46M Ltd., 6.14%	1.3%
Palmer Square CLO Ltd., 5.93%	1.3%
Top 10 Total	17.5%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Core Bond Fund | Class A
Shareholder Report [Line Items]
Fund Name	Guggenheim Core Bond Fund
Class Name	Class A
Trading Symbol	SIUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim Core Bond Fund for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$77	0.76%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Class A shares) returned 3.71%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period.

What factors materially affected the fund's performance over the last year?

Positive performance was driven by carry (or earned income), with credit positioning also contributing to overall performance due to a combination of spread tightening and security selection within the fund's investment-grade corporate allocation. Duration detracted from performance as intermediate-to-long end rates rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	3.71%	-0.05%	2.69%
Class A (with sales charge)†	-0.46%	-0.87%	2.19%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Sep. 30, 2024
Net Assets	$ 2,532,551,798
Holdings Count | shares	1,030
Advisory Fees Paid, Amount	$ 6,188,215
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$2,532,551,798
Total Number of Portfolio Holdings	1,030
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$6,188,215

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.25

AAA	23.6%
AA	36.6%
A	16.3%
BBB	13.7%
BB	0.9%
B	0.1%
CCC	0.1%
C*	0.0%
NR3	0.2%
Other Instruments	8.5%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

Uniform MBS 30 Year, 3.00% due 12/01/25	5.2%
U.S. Treasury Notes, 4.13% due 03/31/31	3.4%
U.S. Treasury Notes, 4.63% due 04/30/31	2.5%
Uniform MBS 30 Year, 2.50% due 12/01/25	2.4%
Uniform MBS 30 Year, 5.00% due 01/01/26	2.3%
United States Treasury Inflation Indexed Bonds, 2.13% due 01/15/35	2.1%
U.S. Treasury Notes, 4.00% due 07/31/32	2.0%
U.S. Treasury Bonds due 05/15/51	1.9%
U.S. Treasury Notes, 3.75% due 08/31/31	1.7%
Freddie Mac, 3.00% due 05/01/52	1.7%
Top 10 Total	25.2%

*	Less than 0.1%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

Uniform MBS 30 Year, 3.00% due 12/01/25	5.2%
U.S. Treasury Notes, 4.13% due 03/31/31	3.4%
U.S. Treasury Notes, 4.63% due 04/30/31	2.5%
Uniform MBS 30 Year, 2.50% due 12/01/25	2.4%
Uniform MBS 30 Year, 5.00% due 01/01/26	2.3%
United States Treasury Inflation Indexed Bonds, 2.13% due 01/15/35	2.1%
U.S. Treasury Notes, 4.00% due 07/31/32	2.0%
U.S. Treasury Bonds due 05/15/51	1.9%
U.S. Treasury Notes, 3.75% due 08/31/31	1.7%
Freddie Mac, 3.00% due 05/01/52	1.7%
Top 10 Total	25.2%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

The fund's (Class A shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.76% for the year ended September 30, 2025, a decrease of 0.07% compared to the prior year. The primary driver of the decrease was a decrease in interest expense as the fund utilized fewer reverse repurchase agreements during the reporting period.

Effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Security Investors, LLC as the fund's investment adviser in connection with an internal realignment of Guggenheim Investments' lines of business.

Material Fund Change Expenses [Text Block]	The fund's (Class A shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.76% for the year ended September 30, 2025, a decrease of 0.07% compared to the prior year. The primary driver of the decrease was a decrease in interest expense as the fund utilized fewer reverse repurchase agreements during the reporting period.
Material Fund Change Adviser [Text Block]	Effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Security Investors, LLC as the fund's investment adviser in connection with an internal realignment of Guggenheim Investments' lines of business.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/mutual-funds/literature
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Core Bond Fund | Class C
Shareholder Report [Line Items]
Fund Name	Guggenheim Core Bond Fund
Class Name	Class C
Trading Symbol	SDICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim Core Bond Fund for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$153	1.51%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Class C shares) returned 2.96%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period.

What factors materially affected the fund's performance over the last year?

Positive performance was driven by carry (or earned income), with credit positioning also contributing to overall performance due to a combination of spread tightening and security selection within the fund's investment-grade corporate allocation. Duration detracted from performance as intermediate-to-long end rates rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	2.96%	-0.78%	1.94%
Class C (with CDSC)‡	1.97%	-0.78%	1.94%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Sep. 30, 2024
Net Assets	$ 2,532,551,798
Holdings Count | shares	1,030
Advisory Fees Paid, Amount	$ 6,188,215
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$2,532,551,798
Total Number of Portfolio Holdings	1,030
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$6,188,215

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.25

AAA	23.6%
AA	36.6%
A	16.3%
BBB	13.7%
BB	0.9%
B	0.1%
CCC	0.1%
C*	0.0%
NR3	0.2%
Other Instruments	8.5%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

Uniform MBS 30 Year, 3.00% due 12/01/25	5.2%
U.S. Treasury Notes, 4.13% due 03/31/31	3.4%
U.S. Treasury Notes, 4.63% due 04/30/31	2.5%
Uniform MBS 30 Year, 2.50% due 12/01/25	2.4%
Uniform MBS 30 Year, 5.00% due 01/01/26	2.3%
United States Treasury Inflation Indexed Bonds, 2.13% due 01/15/35	2.1%
U.S. Treasury Notes, 4.00% due 07/31/32	2.0%
U.S. Treasury Bonds due 5/15/51	1.9%
U.S. Treasury Notes, 3.75% due 08/31/31	1.7%
Freddie Mac, 3.00% due 05/01/52	1.7%
Top 10 Total	25.2%

*	Less than 0.1%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

Uniform MBS 30 Year, 3.00% due 12/01/25	5.2%
U.S. Treasury Notes, 4.13% due 03/31/31	3.4%
U.S. Treasury Notes, 4.63% due 04/30/31	2.5%
Uniform MBS 30 Year, 2.50% due 12/01/25	2.4%
Uniform MBS 30 Year, 5.00% due 01/01/26	2.3%
United States Treasury Inflation Indexed Bonds, 2.13% due 01/15/35	2.1%
U.S. Treasury Notes, 4.00% due 07/31/32	2.0%
U.S. Treasury Bonds due 5/15/51	1.9%
U.S. Treasury Notes, 3.75% due 08/31/31	1.7%
Freddie Mac, 3.00% due 05/01/52	1.7%
Top 10 Total	25.2%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

The fund's (Class C shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 1.51% for the year ended September 30, 2025, a decrease of 0.08% compared to the prior year. The primary driver of the decrease was a decrease in interest expense as the fund utilized fewer reverse repurchase agreements during the reporting period.

Effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Security Investors, LLC as the fund's investment adviser in connection with an internal realignment of Guggenheim Investments' lines of business.

Material Fund Change Expenses [Text Block]	The fund's (Class C shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 1.51% for the year ended September 30, 2025, a decrease of 0.08% compared to the prior year. The primary driver of the decrease was a decrease in interest expense as the fund utilized fewer reverse repurchase agreements during the reporting period.
Material Fund Change Adviser [Text Block]	Effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Security Investors, LLC as the fund's investment adviser in connection with an internal realignment of Guggenheim Investments' lines of business.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/mutual-funds/literature
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Core Bond Fund | Class P
Shareholder Report [Line Items]
Fund Name	Guggenheim Core Bond Fund
Class Name	Class P
Trading Symbol	SIUPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim Core Bond Fund for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$77	0.76%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Class P shares) returned 3.64%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period.

What factors materially affected the fund's performance over the last year?

Positive performance was driven by carry (or earned income), with credit positioning also contributing to overall performance due to a combination of spread tightening and security selection within the fund's investment-grade corporate allocation. Duration detracted from performance as intermediate-to-long end rates rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Class P	3.64%	-0.07%	2.68%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Sep. 30, 2024
Net Assets	$ 2,532,551,798
Holdings Count | shares	1,030
Advisory Fees Paid, Amount	$ 6,188,215
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$2,532,551,798
Total Number of Portfolio Holdings	1,030
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$6,188,215

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.25

AAA	23.6%
AA	36.6%
A	16.3%
BBB	13.7%
BB	0.9%
B	0.1%
CCC	0.1%
C*	0.0%
NR3	0.2%
Other Instruments	8.5%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

Uniform MBS 30 Year, 3.00% due 12/01/25	5.2%
U.S. Treasury Notes, 4.13% due 03/31/31	3.4%
U.S. Treasury Notes, 4.63% due 04/30/31	2.5%
Uniform MBS 30 Year, 2.50% due 12/01/25	2.4%
Uniform MBS 30 Year, 5.00% due 01/01/26	2.3%
United States Treasury Inflation Indexed Bonds, 2.13% due 01/15/35	2.1%
U.S. Treasury Notes, 4.00% due 07/31/32	2.0%
U.S. Treasury Bonds due 05/15/51	1.9%
U.S. Treasury Notes, 3.75% due 08/31/31	1.7%
Freddie Mac, 3.00% due 05/01/52	1.7%
Top 10 Total	25.2%

*	Less than 0.1%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

Uniform MBS 30 Year, 3.00% due 12/01/25	5.2%
U.S. Treasury Notes, 4.13% due 03/31/31	3.4%
U.S. Treasury Notes, 4.63% due 04/30/31	2.5%
Uniform MBS 30 Year, 2.50% due 12/01/25	2.4%
Uniform MBS 30 Year, 5.00% due 01/01/26	2.3%
United States Treasury Inflation Indexed Bonds, 2.13% due 01/15/35	2.1%
U.S. Treasury Notes, 4.00% due 07/31/32	2.0%
U.S. Treasury Bonds due 05/15/51	1.9%
U.S. Treasury Notes, 3.75% due 08/31/31	1.7%
Freddie Mac, 3.00% due 05/01/52	1.7%
Top 10 Total	25.2%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

The fund's (Class P shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.76% for the year ended September 30, 2025, a decrease of 0.08% compared to the prior year. The primary driver of the decrease was a decrease in interest expense as the fund utilized fewer reverse repurchase agreements during the reporting period.

Effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Security Investors, LLC as the fund's investment adviser in connection with an internal realignment of Guggenheim Investments' lines of business.

Material Fund Change Expenses [Text Block]	The fund's (Class P shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.76% for the year ended September 30, 2025, a decrease of 0.08% compared to the prior year. The primary driver of the decrease was a decrease in interest expense as the fund utilized fewer reverse repurchase agreements during the reporting period.
Material Fund Change Adviser [Text Block]	Effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Security Investors, LLC as the fund's investment adviser in connection with an internal realignment of Guggenheim Investments' lines of business.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/mutual-funds/literature
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Core Bond Fund | Institutional Class
Shareholder Report [Line Items]
Fund Name	Guggenheim Core Bond Fund
Class Name	Institutional Class
Trading Symbol	GIUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim Core Bond Fund for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Institutional Class shares) returned 4.01%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period.

What factors materially affected the fund's performance over the last year?

Positive performance was driven by carry (or earned income), with credit positioning also contributing to overall performance due to a combination of spread tightening and security selection within the fund's investment-grade corporate allocation. Duration detracted from performance as intermediate-to-long end rates rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Institutional Class	4.01%	0.23%	2.99%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Sep. 30, 2024
Net Assets	$ 2,532,551,798
Holdings Count | shares	1,030
Advisory Fees Paid, Amount	$ 6,188,215
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$2,532,551,798
Total Number of Portfolio Holdings	1,030
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$6,188,215

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.25

AAA	23.6%
AA	36.6%
A	16.3%
BBB	13.7%
BB	0.9%
B	0.1%
CCC	0.1%
C*	0.0%
NR3	0.2%
Other Instruments	8.5%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

Uniform MBS 30 Year, 3.00% due 12/01/25	5.2%
U.S. Treasury Notes, 4.13% due 03/31/31	3.4%
U.S. Treasury Notes, 4.63% due 04/30/31	2.5%
Uniform MBS 30 Year, 2.50% due 12/01/25	2.4%
Uniform MBS 30 Year, 5.00% due 01/01/26	2.3%
United States Treasury Inflation Indexed Bonds, 2.13% due 01/15/35	2.1%
U.S. Treasury Notes, 4.00% due 07/31/32	2.0%
U.S. Treasury Bonds due 05/15/51	1.9%
U.S. Treasury Notes, 3.75% due 08/31/31	1.7%
Freddie Mac, 3.00% due 05/01/52	1.7%
Top 10 Total	25.2%

*	Less than 0.1%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

Uniform MBS 30 Year, 3.00% due 12/01/25	5.2%
U.S. Treasury Notes, 4.13% due 03/31/31	3.4%
U.S. Treasury Notes, 4.63% due 04/30/31	2.5%
Uniform MBS 30 Year, 2.50% due 12/01/25	2.4%
Uniform MBS 30 Year, 5.00% due 01/01/26	2.3%
United States Treasury Inflation Indexed Bonds, 2.13% due 01/15/35	2.1%
U.S. Treasury Notes, 4.00% due 07/31/32	2.0%
U.S. Treasury Bonds due 05/15/51	1.9%
U.S. Treasury Notes, 3.75% due 08/31/31	1.7%
Freddie Mac, 3.00% due 05/01/52	1.7%
Top 10 Total	25.2%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

The fund's (Institutional Class shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.47% for the year ended September 30, 2025, a decrease of 0.06% compared to the prior year. The primary driver of the decrease was a decrease in interest expense as the fund utilized fewer reverse repurchase agreements during the reporting period.

Effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Security Investors, LLC as the fund's investment adviser in connection with an internal realignment of Guggenheim Investments' lines of business.

Material Fund Change Expenses [Text Block]	The fund's (Institutional Class shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.47% for the year ended September 30, 2025, a decrease of 0.06% compared to the prior year. The primary driver of the decrease was a decrease in interest expense as the fund utilized fewer reverse repurchase agreements during the reporting period.
Material Fund Change Adviser [Text Block]	Effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Security Investors, LLC as the fund's investment adviser in connection with an internal realignment of Guggenheim Investments' lines of business.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/mutual-funds/literature
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Floating Rate Strategies Fund | Class A
Shareholder Report [Line Items]
Fund Name	Guggenheim Floating Rate Strategies Fund
Class Name	Class A
Trading Symbol	GIFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim Floating Rate Strategies Fund for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$106	1.03%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Class A shares) returned 4.95%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period and underperforming the fund's secondary index, the S&P UBS Leveraged Loan Index, which returned 7.09% for the same period.

What factors materially affected the fund's performance over the last year?

Absolute returns continue to be driven by the high all-in floating rate coupon in the leveraged loan market. The fund's performance relative to the S&P UBS Leveraged Loan Index (the "Index") during the reporting period was primarily impacted by unrelated credit issues in the consumer non-cyclical space, with a bankruptcy in the autos space being the largest impact. Positive credit selection in the basic materials and communications sectors helped to offset these negative impacts. Single B and non-rated credit selection broadly remained strong as well.

Given concerns about tail risk in the market, the fund's portfolio moved up in quality during the period. The higher quality portfolio leads to a reduction in risk but at the cost of carry (or earned income). The fund's lower yield and coupon relative to the Index was also a detractor from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	4.95%	5.89%	4.31%
Class A (with sales charge)†	1.80%	5.25%	3.80%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
S&P UBS Leveraged Loan Index	7.09%	6.88%	5.45%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 716,569,614
Holdings Count | shares	329
Advisory Fees Paid, Amount	$ 4,454,190
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$716,569,614
Total Number of Portfolio Holdings	329
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$4,454,190

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.25

A	1.0%
BBB	9.8%
BB	31.4%
B	45.7%
CCC	5.7%
NR3	1.4%
Other Instruments	5.0%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

SPDR Blackstone Senior Loan ETF	2.8%
Pelican Products, Inc., 8.51%	1.0%
Quirch Foods Holdings LLC, 9.05%	0.9%
Allwyn Entertainment Financing US LLC, 6.33%	0.9%
Bombardier Recreational Products, Inc., 6.91%	0.9%
Eagle Parent Corp., 8.25%	0.9%
PetSmart LLC, 8.14%	0.8%
Virgin Media Bristol LLC, 7.37%	0.8%
Hunter Douglas, Inc., 7.25%	0.8%
Park River Holdings, Inc., 7.80%	0.8%
Top 10 Total	10.6%

*	Less than 0.1%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

SPDR Blackstone Senior Loan ETF	2.8%
Pelican Products, Inc., 8.51%	1.0%
Quirch Foods Holdings LLC, 9.05%	0.9%
Allwyn Entertainment Financing US LLC, 6.33%	0.9%
Bombardier Recreational Products, Inc., 6.91%	0.9%
Eagle Parent Corp., 8.25%	0.9%
PetSmart LLC, 8.14%	0.8%
Virgin Media Bristol LLC, 7.37%	0.8%
Hunter Douglas, Inc., 7.25%	0.8%
Park River Holdings, Inc., 7.80%	0.8%
Top 10 Total	10.6%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Floating Rate Strategies Fund | Class C
Shareholder Report [Line Items]
Fund Name	Guggenheim Floating Rate Strategies Fund
Class Name	Class C
Trading Symbol	GIFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim Floating Rate Strategies Fund for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$182	1.78%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Class C shares) returned 4.18%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period and underperforming the fund's secondary index, the S&P UBS Leveraged Loan Index, which returned 7.09% for the same period.

What factors materially affected the fund's performance over the last year?

Absolute returns continue to be driven by the high all-in floating rate coupon in the leveraged loan market. The fund's performance relative to the S&P UBS Leveraged Loan Index (the "Index") during the reporting period was primarily impacted by unrelated credit issues in the consumer non-cyclical space, with a bankruptcy in the autos space being the largest impact. Positive credit selection in the basic materials and communications sectors helped to offset these negative impacts. Single B and non-rated credit selection broadly remained strong as well.

Given concerns about tail risk in the market, the fund's portfolio moved up in quality during the period. The higher quality portfolio leads to a reduction in risk but at the cost of carry (or earned income). The fund's lower yield and coupon relative to the Index was also a detractor from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	4.18%	5.11%	3.53%
Class C (with CDSC)‡	3.21%	5.11%	3.53%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
S&P UBS Leveraged Loan Index	7.09%	6.88%	5.45%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 716,569,614
Holdings Count | shares	329
Advisory Fees Paid, Amount	$ 4,454,190
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$716,569,614
Total Number of Portfolio Holdings	329
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$4,454,190

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.25

A	1.0%
BBB	9.8%
BB	31.4%
B	45.7%
CCC	5.7%
NR3	1.4%
Other Instruments	5.0%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

SPDR Blackstone Senior Loan ETF	2.8%
Pelican Products, Inc., 8.51%	1.0%
Quirch Foods Holdings LLC, 9.05%	0.9%
Allwyn Entertainment Financing US LLC, 6.33%	0.9%
Bombardier Recreational Products, Inc., 6.91%	0.9%
Eagle Parent Corp., 8.25%	0.9%
PetSmart LLC, 8.14%	0.8%
Virgin Media Bristol LLC, 7.37%	0.8%
Hunter Douglas, Inc., 7.25%	0.8%
Park River Holdings, Inc., 7.80%	0.8%
Top 10 Total	10.6%

*	Less than 0.1%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

SPDR Blackstone Senior Loan ETF	2.8%
Pelican Products, Inc., 8.51%	1.0%
Quirch Foods Holdings LLC, 9.05%	0.9%
Allwyn Entertainment Financing US LLC, 6.33%	0.9%
Bombardier Recreational Products, Inc., 6.91%	0.9%
Eagle Parent Corp., 8.25%	0.9%
PetSmart LLC, 8.14%	0.8%
Virgin Media Bristol LLC, 7.37%	0.8%
Hunter Douglas, Inc., 7.25%	0.8%
Park River Holdings, Inc., 7.80%	0.8%
Top 10 Total	10.6%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Floating Rate Strategies Fund | Class P
Shareholder Report [Line Items]
Fund Name	Guggenheim Floating Rate Strategies Fund
Class Name	Class P
Trading Symbol	GIFPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim Floating Rate Strategies Fund for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$106	1.03%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Class P shares) returned 4.95%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period and underperforming the fund's secondary index, the S&P UBS Leveraged Loan Index, which returned 7.09% for the same period.

What factors materially affected the fund's performance over the last year?

Absolute returns continue to be driven by the high all-in floating rate coupon in the leveraged loan market. The fund's performance relative to the S&P UBS Leveraged Loan Index (the "Index") during the reporting period was primarily impacted by unrelated credit issues in the consumer non-cyclical space, with a bankruptcy in the autos space being the largest impact. Positive credit selection in the basic materials and communications sectors helped to offset these negative impacts. Single B and non-rated credit selection broadly remained strong as well.

Given concerns about tail risk in the market, the fund's portfolio moved up in quality during the period. The higher quality portfolio leads to a reduction in risk but at the cost of carry (or earned income). The fund's lower yield and coupon relative to the Index was also a detractor from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Class P	4.95%	5.89%	4.30%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
S&P UBS Leveraged Loan Index	7.09%	6.88%	5.45%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 716,569,614
Holdings Count | shares	329
Advisory Fees Paid, Amount	$ 4,454,190
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$716,569,614
Total Number of Portfolio Holdings	329
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$4,454,190

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.25

A	1.0%
BBB	9.8%
BB	31.4%
B	45.7%
CCC	5.7%
NR3	1.4%
Other Instruments	5.0%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

SPDR Blackstone Senior Loan ETF	2.8%
Pelican Products, Inc., 8.51%	1.0%
Quirch Foods Holdings LLC, 9.05%	0.9%
Allwyn Entertainment Financing US LLC, 6.33%	0.9%
Bombardier Recreational Products, Inc., 6.91%	0.9%
Eagle Parent Corp., 8.25%	0.9%
PetSmart LLC, 8.14%	0.8%
Virgin Media Bristol LLC, 7.37%	0.8%
Hunter Douglas, Inc., 7.25%	0.8%
Park River Holdings, Inc., 7.80%	0.8%
Top 10 Total	10.6%

*	Less than 0.1%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

SPDR Blackstone Senior Loan ETF	2.8%
Pelican Products, Inc., 8.51%	1.0%
Quirch Foods Holdings LLC, 9.05%	0.9%
Allwyn Entertainment Financing US LLC, 6.33%	0.9%
Bombardier Recreational Products, Inc., 6.91%	0.9%
Eagle Parent Corp., 8.25%	0.9%
PetSmart LLC, 8.14%	0.8%
Virgin Media Bristol LLC, 7.37%	0.8%
Hunter Douglas, Inc., 7.25%	0.8%
Park River Holdings, Inc., 7.80%	0.8%
Top 10 Total	10.6%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Floating Rate Strategies Fund | Institutional Class
Shareholder Report [Line Items]
Fund Name	Guggenheim Floating Rate Strategies Fund
Class Name	Institutional Class
Trading Symbol	GIFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim Floating Rate Strategies Fund for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$81	0.79%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Institutional Class shares) returned 5.20%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period and underperforming the fund's secondary index, the S&P UBS Leveraged Loan Index, which returned 7.09% for the same period.

What factors materially affected the fund's performance over the last year?

Absolute returns continue to be driven by the high all-in floating rate coupon in the leveraged loan market. The fund's performance relative to the S&P UBS Leveraged Loan Index (the "Index") during the reporting period was primarily impacted by unrelated credit issues in the consumer non-cyclical space, with a bankruptcy in the autos space being the largest impact. Positive credit selection in the basic materials and communications sectors helped to offset these negative impacts. Single B and non-rated credit selection broadly remained strong as well.

Given concerns about tail risk in the market, the fund's portfolio moved up in quality during the period. The higher quality portfolio leads to a reduction in risk but at the cost of carry (or earned income). The fund's lower yield and coupon relative to the Index was also a detractor from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Institutional Class	5.20%	6.14%	4.55%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
S&P UBS Leveraged Loan Index	7.09%	6.88%	5.45%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 716,569,614
Holdings Count | shares	329
Advisory Fees Paid, Amount	$ 4,454,190
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$716,569,614
Total Number of Portfolio Holdings	329
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$4,454,190

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.25

A	1.0%
BBB	9.8%
BB	31.4%
B	45.7%
CCC	5.7%
NR3	1.4%
Other Instruments	5.0%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

SPDR Blackstone Senior Loan ETF	2.8%
Pelican Products, Inc., 8.51%	1.0%
Quirch Foods Holdings LLC, 9.05%	0.9%
Allwyn Entertainment Financing US LLC, 6.33%	0.9%
Bombardier Recreational Products, Inc., 6.91%	0.9%
Eagle Parent Corp., 8.25%	0.9%
PetSmart LLC, 8.14%	0.8%
Virgin Media Bristol LLC, 7.37%	0.8%
Hunter Douglas, Inc., 7.25%	0.8%
Park River Holdings, Inc., 7.80%	0.8%
Top 10 Total	10.6%

*	Less than 0.1%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

SPDR Blackstone Senior Loan ETF	2.8%
Pelican Products, Inc., 8.51%	1.0%
Quirch Foods Holdings LLC, 9.05%	0.9%
Allwyn Entertainment Financing US LLC, 6.33%	0.9%
Bombardier Recreational Products, Inc., 6.91%	0.9%
Eagle Parent Corp., 8.25%	0.9%
PetSmart LLC, 8.14%	0.8%
Virgin Media Bristol LLC, 7.37%	0.8%
Hunter Douglas, Inc., 7.25%	0.8%
Park River Holdings, Inc., 7.80%	0.8%
Top 10 Total	10.6%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Floating Rate Strategies Fund | Class R6
Shareholder Report [Line Items]
Fund Name	Guggenheim Floating Rate Strategies Fund
Class Name	Class R6
Trading Symbol	GIFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim Floating Rate Strategies Fund for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class R6	$80	0.78%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Class R6 shares) returned 5.20%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period and underperforming the fund's secondary index, the S&P UBS Leveraged Loan Index, which returned 7.09% for the same period.

What factors materially affected the fund's performance over the last year?

Absolute returns continue to be driven by the high all-in floating rate coupon in the leveraged loan market. The fund's performance relative to the S&P UBS Leveraged Loan Index (the "Index") during the reporting period was primarily impacted by unrelated credit issues in the consumer non-cyclical space, with a bankruptcy in the autos space being the largest impact. Positive credit selection in the basic materials and communications sectors helped to offset these negative impacts. Single B and non-rated credit selection broadly remained strong as well.

Given concerns about tail risk in the market, the fund's portfolio moved up in quality during the period. The higher quality portfolio leads to a reduction in risk but at the cost of carry (or earned income). The fund's lower yield and coupon relative to the Index was also a detractor from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Since Inception (3.13.19)
Class R6	5.20%	6.16%	4.98%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.70%
S&P UBS Leveraged Loan Index	7.09%	6.88%	5.72%

Performance Inception Date	Mar. 13, 2019
No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 716,569,614
Holdings Count | shares	329
Advisory Fees Paid, Amount	$ 4,454,190
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$716,569,614
Total Number of Portfolio Holdings	329
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$4,454,190

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.25

A	1.0%
BBB	9.8%
BB	31.4%
B	45.7%
CCC	5.7%
NR3	1.4%
Other Instruments	5.0%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

SPDR Blackstone Senior Loan ETF	2.8%
Pelican Products, Inc., 8.51%	1.0%
Quirch Foods Holdings LLC, 9.05%	0.9%
Allwyn Entertainment Financing US LLC, 6.33%	0.9%
Bombardier Recreational Products, Inc., 6.91%	0.9%
Eagle Parent Corp., 8.25%	0.9%
PetSmart LLC, 8.14%	0.8%
Virgin Media Bristol LLC, 7.37%	0.8%
Hunter Douglas, Inc., 7.25%	0.8%
Park River Holdings, Inc., 7.80%	0.8%
Top 10 Total	10.6%

*	Less than 0.1%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

SPDR Blackstone Senior Loan ETF	2.8%
Pelican Products, Inc., 8.51%	1.0%
Quirch Foods Holdings LLC, 9.05%	0.9%
Allwyn Entertainment Financing US LLC, 6.33%	0.9%
Bombardier Recreational Products, Inc., 6.91%	0.9%
Eagle Parent Corp., 8.25%	0.9%
PetSmart LLC, 8.14%	0.8%
Virgin Media Bristol LLC, 7.37%	0.8%
Hunter Douglas, Inc., 7.25%	0.8%
Park River Holdings, Inc., 7.80%	0.8%
Top 10 Total	10.6%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim High Yield Fund | Class A
Shareholder Report [Line Items]
Fund Name	Guggenheim High Yield Fund
Class Name	Class A
Trading Symbol	SIHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim High Yield Fund for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$94	0.91%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Class A shares) returned 5.66%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 7.41% for the same period.

What factors materially affected the fund's performance over the last year?

High yield enjoyed positive returns over the last year supported by tighter credit spreads. There was some volatility around Liberation Day tariff announcements which quickly subsided. The primary contributors to the fund's performance were its exposure to B-credit and strong credit selection in Capital Goods and Energy. The primary detractors were the exposure to bank loans and a drag from some holdings in the consumer cyclicals space.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	5.66%	5.21%	5.34%
Class A (with sales charge)†	1.44%	4.36%	4.82%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg U.S. Corporate High Yield Index	7.41%	5.55%	6.17%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Sep. 30, 2024
Net Assets	$ 184,748,329
Holdings Count | shares	351
Advisory Fees Paid, Amount	$ 649,778
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$184,748,329
Total Number of Portfolio Holdings	351
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$649,778

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.25

BBB	4.7%
BB	47.5%
B	33.7%
CCC	7.9%
NR3	0.6%
Other Instruments	5.6%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

GrafTech Finance, Inc., 4.63%	1.0%
CPI CG, Inc., 10.00%	0.9%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%	0.9%
Enviri Corp., 5.75%	0.9%
AMN Healthcare, Inc., 6.50%	0.8%
PetSmart LLC / PetSmart Finance Corp., 7.50%	0.8%
Great Lakes Dredge & Dock Corp., 5.25%	0.8%
ITT Holdings LLC, 6.50%	0.8%
Nassau Companies of New York, 7.88%	0.8%
Trinity Industries, Inc., 7.75%	0.7%
Top 10 Total	8.4%

*	Less than 0.1%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

GrafTech Finance, Inc., 4.63%	1.0%
CPI CG, Inc., 10.00%	0.9%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%	0.9%
Enviri Corp., 5.75%	0.9%
AMN Healthcare, Inc., 6.50%	0.8%
PetSmart LLC / PetSmart Finance Corp., 7.50%	0.8%
Great Lakes Dredge & Dock Corp., 5.25%	0.8%
ITT Holdings LLC, 6.50%	0.8%
Nassau Companies of New York, 7.88%	0.8%
Trinity Industries, Inc., 7.75%	0.7%
Top 10 Total	8.4%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

The fund's (Class A shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.91% for the year ended September 30, 2025, a decrease of 0.11% compared to the prior year. The primary driver of the decrease was the reduction of the fund's annual expense limit. Effective February 21, 2024, the fund's (Class A shares) annual expense limit was contractually reduced to 0.94% from 1.16%.

Effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Security Investors, LLC as the fund's investment adviser in connection with an internal realignment of Guggenheim Investments' lines of business.

Material Fund Change Expenses [Text Block]	The fund's (Class A shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.91% for the year ended September 30, 2025, a decrease of 0.11% compared to the prior year. The primary driver of the decrease was the reduction of the fund's annual expense limit. Effective February 21, 2024, the fund's (Class A shares) annual expense limit was contractually reduced to 0.94% from 1.16%.
Material Fund Change Adviser [Text Block]	Effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Security Investors, LLC as the fund's investment adviser in connection with an internal realignment of Guggenheim Investments' lines of business.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/mutual-funds/literature
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim High Yield Fund | Class C
Shareholder Report [Line Items]
Fund Name	Guggenheim High Yield Fund
Class Name	Class C
Trading Symbol	SIHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim High Yield Fund for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$170	1.66%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Class C shares) returned 5.00%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 7.41% for the same period.

What factors materially affected the fund's performance over the last year?

High yield enjoyed positive returns over the last year supported by tighter credit spreads. There was some volatility around Liberation Day tariff announcements which quickly subsided. The primary contributors to the fund's performance were its exposure to B-credit and strong credit selection in Capital Goods and Energy. The primary detractors were the exposure to bank loans and a drag from some holdings in the consumer cyclicals space.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	5.00%	4.41%	4.54%
Class C (with CDSC)‡	4.01%	4.41%	4.54%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg U.S. Corporate High Yield Index	7.41%	5.55%	6.17%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Sep. 30, 2024
Net Assets	$ 184,748,329
Holdings Count | shares	351
Advisory Fees Paid, Amount	$ 649,778
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$184,748,329
Total Number of Portfolio Holdings	351
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$649,778

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.25

BBB	4.7%
BB	47.5%
B	33.7%
CCC	7.9%
NR3	0.6%
Other Instruments	5.6%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

GrafTech Finance, Inc., 4.63%	1.0%
CPI CG, Inc., 10.00%	0.9%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%	0.9%
Enviri Corp., 5.75%	0.9%
AMN Healthcare, Inc., 6.50%	0.8%
PetSmart LLC / PetSmart Finance Corp., 7.50%	0.8%
Great Lakes Dredge & Dock Corp., 5.25%	0.8%
ITT Holdings LLC, 6.50%	0.8%
Nassau Companies of New York, 7.88%	0.8%
Trinity Industries, Inc., 7.75%	0.7%
Top 10 Total	8.4%

*	Less than 0.1%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

GrafTech Finance, Inc., 4.63%	1.0%
CPI CG, Inc., 10.00%	0.9%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%	0.9%
Enviri Corp., 5.75%	0.9%
AMN Healthcare, Inc., 6.50%	0.8%
PetSmart LLC / PetSmart Finance Corp., 7.50%	0.8%
Great Lakes Dredge & Dock Corp., 5.25%	0.8%
ITT Holdings LLC, 6.50%	0.8%
Nassau Companies of New York, 7.88%	0.8%
Trinity Industries, Inc., 7.75%	0.7%
Top 10 Total	8.4%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

The fund's (Class C shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 1.66% for the year ended September 30, 2025, a decrease of 0.12% compared to the prior year. The primary driver of the decrease was the reduction of the fund's annual expense limit. Effective February 21, 2024, the fund's (Class C shares) annual expense limit was contractually reduced to 1.69% from 1.91%.

Effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Security Investors, LLC as the fund's investment adviser in connection with an internal realignment of Guggenheim Investments' lines of business.

Material Fund Change Expenses [Text Block]	The fund's (Class C shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 1.66% for the year ended September 30, 2025, a decrease of 0.12% compared to the prior year. The primary driver of the decrease was the reduction of the fund's annual expense limit. Effective February 21, 2024, the fund's (Class C shares) annual expense limit was contractually reduced to 1.69% from 1.91%.
Material Fund Change Adviser [Text Block]	Effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Security Investors, LLC as the fund's investment adviser in connection with an internal realignment of Guggenheim Investments' lines of business.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/mutual-funds/literature
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim High Yield Fund | Class P
Shareholder Report [Line Items]
Fund Name	Guggenheim High Yield Fund
Class Name	Class P
Trading Symbol	SIHPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim High Yield Fund for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$94	0.91%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Class P shares) returned 5.66%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 7.41% for the same period.

What factors materially affected the fund's performance over the last year?

High yield enjoyed positive returns over the last year supported by tighter credit spreads. There was some volatility around Liberation Day tariff announcements which quickly subsided. The primary contributors to the fund's performance were its exposure to B-credit and strong credit selection in Capital Goods and Energy. The primary detractors were the exposure to bank loans and a drag from some holdings in the consumer cyclicals space.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Class P	5.66%	5.17%	5.32%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg U.S. Corporate High Yield Index	7.41%	5.55%	6.17%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Sep. 30, 2024
Net Assets	$ 184,748,329
Holdings Count | shares	351
Advisory Fees Paid, Amount	$ 649,778
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$184,748,329
Total Number of Portfolio Holdings	351
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$649,778

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.25

BBB	4.7%
BB	47.5%
B	33.7%
CCC	7.9%
NR3	0.6%
Other Instruments	5.6%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

GrafTech Finance, Inc., 4.63%	1.0%
CPI CG, Inc., 10.00%	0.9%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%	0.9%
Enviri Corp., 5.75%	0.9%
AMN Healthcare, Inc., 6.50%	0.8%
PetSmart LLC / PetSmart Finance Corp., 7.50%	0.8%
Great Lakes Dredge & Dock Corp., 5.25%	0.8%
ITT Holdings LLC, 6.50%	0.8%
Nassau Companies of New York, 7.88%	0.8%
Trinity Industries, Inc., 7.75%	0.7%
Top 10 Total	8.4%

*	Less than 0.1%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

GrafTech Finance, Inc., 4.63%	1.0%
CPI CG, Inc., 10.00%	0.9%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%	0.9%
Enviri Corp., 5.75%	0.9%
AMN Healthcare, Inc., 6.50%	0.8%
PetSmart LLC / PetSmart Finance Corp., 7.50%	0.8%
Great Lakes Dredge & Dock Corp., 5.25%	0.8%
ITT Holdings LLC, 6.50%	0.8%
Nassau Companies of New York, 7.88%	0.8%
Trinity Industries, Inc., 7.75%	0.7%
Top 10 Total	8.4%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

The fund's (Class P shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.91% for the year ended September 30, 2025, a decrease of 0.12% compared to the prior year. The primary driver of the decrease was the reduction of the fund's annual expense limit. Effective February 21, 2024, the fund's (Class P shares) annual expense limit was contractually reduced to 0.94% from 1.16%.

Effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Security Investors, LLC as the fund's investment adviser in connection with an internal realignment of Guggenheim Investments' lines of business.

Material Fund Change Expenses [Text Block]	The fund's (Class P shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.91% for the year ended September 30, 2025, a decrease of 0.12% compared to the prior year. The primary driver of the decrease was the reduction of the fund's annual expense limit. Effective February 21, 2024, the fund's (Class P shares) annual expense limit was contractually reduced to 0.94% from 1.16%.
Material Fund Change Adviser [Text Block]	Effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Security Investors, LLC as the fund's investment adviser in connection with an internal realignment of Guggenheim Investments' lines of business.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/mutual-funds/literature
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim High Yield Fund | Institutional Class
Shareholder Report [Line Items]
Fund Name	Guggenheim High Yield Fund
Class Name	Institutional Class
Trading Symbol	SHYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim High Yield Fund for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Institutional Class shares) returned 5.97%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 7.41% for the same period.

What factors materially affected the fund's performance over the last year?

High yield enjoyed positive returns over the last year supported by tighter credit spreads. There was some volatility around Liberation Day tariff announcements which quickly subsided. The primary contributors to the fund's performance were its exposure to B-credit and strong credit selection in Capital Goods and Energy. The primary detractors were the exposure to bank loans and a drag from some holdings in the consumer cyclicals space.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Institutional Class	5.97%	5.46%	5.60%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg U.S. Corporate High Yield Index	7.41%	5.55%	6.17%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Sep. 30, 2024
Net Assets	$ 184,748,329
Holdings Count | shares	351
Advisory Fees Paid, Amount	$ 649,778
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$184,748,329
Total Number of Portfolio Holdings	351
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$649,778

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.25

BBB	4.7%
BB	47.5%
B	33.7%
CCC	7.9%
NR3	0.6%
Other Instruments	5.6%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

GrafTech Finance, Inc., 4.63%	1.0%
CPI CG, Inc., 10.00%	0.9%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%	0.9%
Enviri Corp., 5.75%	0.9%
AMN Healthcare, Inc., 6.50%	0.8%
PetSmart LLC / PetSmart Finance Corp., 7.50%	0.8%
Great Lakes Dredge & Dock Corp., 5.25%	0.8%
ITT Holdings LLC, 6.50%	0.8%
Nassau Companies of New York, 7.88%	0.8%
Trinity Industries, Inc., 7.75%	0.7%
Top 10 Total	8.4%

*	Less than 0.1%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

GrafTech Finance, Inc., 4.63%	1.0%
CPI CG, Inc., 10.00%	0.9%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%	0.9%
Enviri Corp., 5.75%	0.9%
AMN Healthcare, Inc., 6.50%	0.8%
PetSmart LLC / PetSmart Finance Corp., 7.50%	0.8%
Great Lakes Dredge & Dock Corp., 5.25%	0.8%
ITT Holdings LLC, 6.50%	0.8%
Nassau Companies of New York, 7.88%	0.8%
Trinity Industries, Inc., 7.75%	0.7%
Top 10 Total	8.4%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

The fund's (Institutional Class shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.66% for the year ended September 30, 2025, a decrease of 0.11% compared to the prior year. The primary driver of the decrease was the reduction of the fund's annual expense limit. Effective February 21, 2024, the fund's (Institutional Class shares) annual expense limit was contractually reduced to 0.69% from 0.91%.

Effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Security Investors, LLC as the fund's investment adviser in connection with an internal realignment of Guggenheim Investments' lines of business.

Material Fund Change Expenses [Text Block]	The fund's (Institutional Class shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.66% for the year ended September 30, 2025, a decrease of 0.11% compared to the prior year. The primary driver of the decrease was the reduction of the fund's annual expense limit. Effective February 21, 2024, the fund's (Institutional Class shares) annual expense limit was contractually reduced to 0.69% from 0.91%.
Material Fund Change Adviser [Text Block]	Effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Security Investors, LLC as the fund's investment adviser in connection with an internal realignment of Guggenheim Investments' lines of business.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/mutual-funds/literature
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim High Yield Fund | Class R6
Shareholder Report [Line Items]
Fund Name	Guggenheim High Yield Fund
Class Name	Class R6
Trading Symbol	SHYSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim High Yield Fund for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class R6	$68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Class R6 shares) returned 5.99%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 7.41% for the same period.

What factors materially affected the fund's performance over the last year?

High yield enjoyed positive returns over the last year supported by tighter credit spreads. There was some volatility around Liberation Day tariff announcements which quickly subsided. The primary contributors to the fund's performance were its exposure to B-credit and strong credit selection in Capital Goods and Energy. The primary detractors were the exposure to bank loans and a drag from some holdings in the consumer cyclicals space.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Since Inception (5.15.17)
Class R6	5.99%	5.53%	4.65%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.76%
Bloomberg U.S. Corporate High Yield Index	7.41%	5.55%	5.15%

Performance Inception Date	May 15, 2017
No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Sep. 30, 2024
Net Assets	$ 184,748,329
Holdings Count | shares	351
Advisory Fees Paid, Amount	$ 649,778
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$184,748,329
Total Number of Portfolio Holdings	351
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$649,778

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.25

BBB	4.7%
BB	47.5%
B	33.7%
CCC	7.9%
NR3	0.6%
Other Instruments	5.6%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

GrafTech Finance, Inc., 4.63%	1.0%
CPI CG, Inc., 10.00%	0.9%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%	0.9%
Enviri Corp., 5.75%	0.9%
AMN Healthcare, Inc., 6.50%	0.8%
PetSmart LLC / PetSmart Finance Corp., 7.50%	0.8%
Great Lakes Dredge & Dock Corp., 5.25%	0.8%
ITT Holdings LLC, 6.50%	0.8%
Nassau Companies of New York, 7.88%	0.8%
Trinity Industries, Inc., 7.75%	0.7%
Top 10 Total	8.4%

*	Less than 0.1%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

GrafTech Finance, Inc., 4.63%	1.0%
CPI CG, Inc., 10.00%	0.9%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%	0.9%
Enviri Corp., 5.75%	0.9%
AMN Healthcare, Inc., 6.50%	0.8%
PetSmart LLC / PetSmart Finance Corp., 7.50%	0.8%
Great Lakes Dredge & Dock Corp., 5.25%	0.8%
ITT Holdings LLC, 6.50%	0.8%
Nassau Companies of New York, 7.88%	0.8%
Trinity Industries, Inc., 7.75%	0.7%
Top 10 Total	8.4%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

The fund's (Class R6 shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.66% for the year ended September 30, 2025, a decrease of 0.10% compared to the prior year. The primary driver of the decrease was the reduction of the fund's annual expense limit. Effective February 21, 2024, the fund's (Class R6 shares) annual expense limit was contractually reduced to 0.69% from 0.91%.

Effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Security Investors, LLC as the fund's investment adviser in connection with an internal realignment of Guggenheim Investments' lines of business.

Material Fund Change Expenses [Text Block]	The fund's (Class R6 shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.66% for the year ended September 30, 2025, a decrease of 0.10% compared to the prior year. The primary driver of the decrease was the reduction of the fund's annual expense limit. Effective February 21, 2024, the fund's (Class R6 shares) annual expense limit was contractually reduced to 0.69% from 0.91%.
Material Fund Change Adviser [Text Block]	Effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Security Investors, LLC as the fund's investment adviser in connection with an internal realignment of Guggenheim Investments' lines of business.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/mutual-funds/literature
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Limited Duration Fund | Class A
Shareholder Report [Line Items]
Fund Name	Guggenheim Limited Duration Fund
Class Name	Class A
Trading Symbol	GILDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim Limited Duration Fund for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Class A shares) returned 4.59%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period and outperforming the fund's secondary index, the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index, which returned 4.14% for the same period.

What factors materially affected the fund's performance over the last year?

Positive performance was driven by carry (or earned income), with credit positioning also contributing due to spread tightening and security selection within the fund's investment-grade corporate allocation, as well as an overweight position and spread tightening in Agency residential mortgage-backed securities. Duration detracted from performance as intermediate tenor rates rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	4.59%	2.63%	2.87%
Class A (with sales charge)†	2.23%	2.16%	2.63%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index	4.14%	1.78%	1.92%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 5,494,298,796
Holdings Count | shares	846
Advisory Fees Paid, Amount	$ 15,373,594
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$5,494,298,796
Total Number of Portfolio Holdings	846
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$15,373,594

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.25

AAA	30.5%
AA	27.9%
A	16.5%
BBB	14.0%
BB	4.2%
B	0.9%
CCC	0.4%
CC	0.1%
NR3	2.8%
Other Instruments	2.7%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

Uniform MBS 15 Year, 4.50% due 12/01/25	5.9%
Uniform MBS 15 Year, 4.50% due 11/01/25	5.6%
U.S. Treasury Notes, 4.25% due 11/30/26	2.1%
U.S. Treasury Notes, 4.13% due 10/31/26	1.6%
U.S. Treasury Inflation Indexed Bonds, 2.13% due 4/15/29	1.1%
U.S. Treasury Notes, 4.00% due 12/15/27	0.9%
U.S. Treasury Notes, 4.13% due 01/31/27	0.9%
Uniform MBS 30 Year, 6.00% due 12/01/25	0.9%
Uniform MBS 30 Year, 5.50% due 01/01/26	0.8%
Freddie Mac, 5.00% due 06/01/55	0.8%
Top 10 Total	20.6%

*	Less than 0.01%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

Uniform MBS 15 Year, 4.50% due 12/01/25	5.9%
Uniform MBS 15 Year, 4.50% due 11/01/25	5.6%
U.S. Treasury Notes, 4.25% due 11/30/26	2.1%
U.S. Treasury Notes, 4.13% due 10/31/26	1.6%
U.S. Treasury Inflation Indexed Bonds, 2.13% due 4/15/29	1.1%
U.S. Treasury Notes, 4.00% due 12/15/27	0.9%
U.S. Treasury Notes, 4.13% due 01/31/27	0.9%
Uniform MBS 30 Year, 6.00% due 12/01/25	0.9%
Uniform MBS 30 Year, 5.50% due 01/01/26	0.8%
Freddie Mac, 5.00% due 06/01/55	0.8%
Top 10 Total	20.6%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Limited Duration Fund | Class C
Shareholder Report [Line Items]
Fund Name	Guggenheim Limited Duration Fund
Class Name	Class C
Trading Symbol	GILFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim Limited Duration Fund for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$150	1.47%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Class C shares) returned 3.78%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index, which returned 4.14% for the same period.

What factors materially affected the fund's performance over the last year?

Positive performance was driven by carry (or earned income), with credit positioning also contributing due to spread tightening and security selection within the fund's investment-grade corporate allocation, as well as an overweight position and spread tightening in Agency residential mortgage-backed securities. Duration detracted from performance as intermediate tenor rates rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	3.78%	1.87%	2.10%
Class C (with CDSC)‡	2.78%	1.87%	2.10%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index	4.14%	1.78%	1.92%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 5,494,298,796
Holdings Count | shares	846
Advisory Fees Paid, Amount	$ 15,373,594
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$5,494,298,796
Total Number of Portfolio Holdings	846
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$15,373,594

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.25

AAA	30.5%
AA	27.9%
A	16.5%
BBB	14.0%
BB	4.2%
B	0.9%
CCC	0.4%
CC	0.1%
NR3	2.8%
Other Instruments	2.7%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

Uniform MBS 15 Year, 4.50% due 12/01/25	5.9%
Uniform MBS 15 Year, 4.50% due 11/01/25	5.6%
U.S. Treasury Notes, 4.25% due 11/30/26	2.1%
U.S. Treasury Notes, 4.13% due 10/31/26	1.6%
U.S. Treasury Inflation Indexed Bonds, 2.13% due 4/15/29	1.1%
U.S. Treasury Notes, 4.00% due 12/15/27	0.9%
U.S. Treasury Notes, 4.13% due 01/31/27	0.9%
Uniform MBS 30 Year, 6.00% due 12/01/25	0.9%
Uniform MBS 30 Year, 5.50% due 01/01/26	0.8%
Freddie Mac, 5.00% due 06/01/55	0.8%
Top 10 Total	20.6%

*	Less than 0.01%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

Uniform MBS 15 Year, 4.50% due 12/01/25	5.9%
Uniform MBS 15 Year, 4.50% due 11/01/25	5.6%
U.S. Treasury Notes, 4.25% due 11/30/26	2.1%
U.S. Treasury Notes, 4.13% due 10/31/26	1.6%
U.S. Treasury Inflation Indexed Bonds, 2.13% due 4/15/29	1.1%
U.S. Treasury Notes, 4.00% due 12/15/27	0.9%
U.S. Treasury Notes, 4.13% due 01/31/27	0.9%
Uniform MBS 30 Year, 6.00% due 12/01/25	0.9%
Uniform MBS 30 Year, 5.50% due 01/01/26	0.8%
Freddie Mac, 5.00% due 06/01/55	0.8%
Top 10 Total	20.6%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Limited Duration Fund | Class P
Shareholder Report [Line Items]
Fund Name	Guggenheim Limited Duration Fund
Class Name	Class P
Trading Symbol	GILPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim Limited Duration Fund for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Class P shares) returned 4.55%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period and outperforming the fund's secondary index, the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index, which returned 4.14% for the same period.

What factors materially affected the fund's performance over the last year?

Positive performance was driven by carry (or earned income), with credit positioning also contributing due to spread tightening and security selection within the fund's investment-grade corporate allocation, as well as an overweight position and spread tightening in Agency residential mortgage-backed securities. Duration detracted from performance as intermediate tenor rates rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Class P	4.55%	2.62%	2.86%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index	4.14%	1.78%	1.92%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 5,494,298,796
Holdings Count | shares	846
Advisory Fees Paid, Amount	$ 15,373,594
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$5,494,298,796
Total Number of Portfolio Holdings	846
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$15,373,594

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.25

AAA	30.5%
AA	27.9%
A	16.5%
BBB	14.0%
BB	4.2%
B	0.9%
CCC	0.4%
CC	0.1%
NR3	2.8%
Other Instruments	2.7%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

Uniform MBS 15 Year, 4.50% due 12/01/25	5.9%
Uniform MBS 15 Year, 4.50% due 11/01/25	5.6%
U.S. Treasury Notes, 4.25% due 11/30/26	2.1%
U.S. Treasury Notes, 4.13% due 10/31/26	1.6%
U.S. Treasury Inflation Indexed Bonds, 2.13% due 4/15/29	1.1%
U.S. Treasury Notes, 4.00% due 12/15/27	0.9%
U.S. Treasury Notes, 4.13% due 01/31/27	0.9%
Uniform MBS 30 Year, 6.00% due 12/01/25	0.9%
Uniform MBS 30 Year, 5.50% due 01/01/26	0.8%
Freddie Mac, 5.00% due 06/01/55	0.8%
Top 10 Total	20.6%

*	Less than 0.01%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

Uniform MBS 15 Year, 4.50% due 12/01/25	5.9%
Uniform MBS 15 Year, 4.50% due 11/01/25	5.6%
U.S. Treasury Notes, 4.25% due 11/30/26	2.1%
U.S. Treasury Notes, 4.13% due 10/31/26	1.6%
U.S. Treasury Inflation Indexed Bonds, 2.13% due 4/15/29	1.1%
U.S. Treasury Notes, 4.00% due 12/15/27	0.9%
U.S. Treasury Notes, 4.13% due 01/31/27	0.9%
Uniform MBS 30 Year, 6.00% due 12/01/25	0.9%
Uniform MBS 30 Year, 5.50% due 01/01/26	0.8%
Freddie Mac, 5.00% due 06/01/55	0.8%
Top 10 Total	20.6%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Limited Duration Fund | Institutional Class
Shareholder Report [Line Items]
Fund Name	Guggenheim Limited Duration Fund
Class Name	Institutional Class
Trading Symbol	GILHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim Limited Duration Fund for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Institutional Class shares) returned 4.81%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period and outperforming the fund's secondary index, the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index, which returned 4.14% for the same period.

What factors materially affected the fund's performance over the last year?

Positive performance was driven by carry (or earned income), with credit positioning also contributing due to spread tightening and security selection within the fund's investment-grade corporate allocation, as well as an overweight position and spread tightening in Agency residential mortgage-backed securities. Duration detracted from performance as intermediate tenor rates rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Institutional Class	4.81%	2.89%	3.13%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index	4.14%	1.78%	1.92%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 5,494,298,796
Holdings Count | shares	846
Advisory Fees Paid, Amount	$ 15,373,594
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$5,494,298,796
Total Number of Portfolio Holdings	846
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$15,373,594

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.25

AAA	30.5%
AA	27.9%
A	16.5%
BBB	14.0%
BB	4.2%
B	0.9%
CCC	0.4%
CC	0.1%
NR3	2.8%
Other Instruments	2.7%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

Uniform MBS 15 Year, 4.50% due 12/01/25	5.9%
Uniform MBS 15 Year, 4.50% due 11/01/25	5.6%
U.S. Treasury Notes, 4.25% due 11/30/26	2.1%
U.S. Treasury Notes, 4.13% due 10/31/26	1.6%
U.S. Treasury Inflation Indexed Bonds, 2.13% due 4/15/29	1.1%
U.S. Treasury Notes, 4.00% due 12/15/27	0.9%
U.S. Treasury Notes, 4.13% due 01/31/27	0.9%
Uniform MBS 30 Year, 6.00% due 12/01/25	0.9%
Uniform MBS 30 Year, 5.50% due 01/01/26	0.8%
Freddie Mac, 5.00% due 06/01/55	0.8%
Top 10 Total	20.6%

*	Less than 0.01%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

Uniform MBS 15 Year, 4.50% due 12/01/25	5.9%
Uniform MBS 15 Year, 4.50% due 11/01/25	5.6%
U.S. Treasury Notes, 4.25% due 11/30/26	2.1%
U.S. Treasury Notes, 4.13% due 10/31/26	1.6%
U.S. Treasury Inflation Indexed Bonds, 2.13% due 4/15/29	1.1%
U.S. Treasury Notes, 4.00% due 12/15/27	0.9%
U.S. Treasury Notes, 4.13% due 01/31/27	0.9%
Uniform MBS 30 Year, 6.00% due 12/01/25	0.9%
Uniform MBS 30 Year, 5.50% due 01/01/26	0.8%
Freddie Mac, 5.00% due 06/01/55	0.8%
Top 10 Total	20.6%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Limited Duration Fund | Class R6
Shareholder Report [Line Items]
Fund Name	Guggenheim Limited Duration Fund
Class Name	Class R6
Trading Symbol	GIKRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim Limited Duration Fund for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class R6	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Class R6 shares) returned 4.87%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period and outperforming the fund's secondary index, the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index, which returned 4.14% for the same period.

What factors materially affected the fund's performance over the last year?

Positive performance was driven by carry (or earned income), with credit positioning also contributing due to spread tightening and security selection within the fund's investment-grade corporate allocation, as well as an overweight position and spread tightening in Agency residential mortgage-backed securities. Duration detracted from performance as intermediate tenor rates rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Since Inception (3.13.19)
Class R6	4.87%	2.91%	3.38%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.70%
Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index	4.14%	1.78%	2.29%

Performance Inception Date	Mar. 13, 2019
No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 5,494,298,796
Holdings Count | shares	846
Advisory Fees Paid, Amount	$ 15,373,594
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$5,494,298,796
Total Number of Portfolio Holdings	846
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$15,373,594

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.25

AAA	30.5%
AA	27.9%
A	16.5%
BBB	14.0%
BB	4.2%
B	0.9%
CCC	0.4%
CC	0.1%
NR3	2.8%
Other Instruments	2.7%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

Uniform MBS 15 Year, 4.50% due 12/01/25	5.9%
Uniform MBS 15 Year, 4.50% due 11/01/25	5.6%
U.S. Treasury Notes, 4.25% due 11/30/26	2.1%
U.S. Treasury Notes, 4.13% due 10/31/26	1.6%
U.S. Treasury Inflation Indexed Bonds, 2.13% due 4/15/29	1.1%
U.S. Treasury Notes, 4.00% due 12/15/27	0.9%
U.S. Treasury Notes, 4.13% due 01/31/27	0.9%
Uniform MBS 30 Year, 6.00% due 12/01/25	0.9%
Uniform MBS 30 Year, 5.50% due 01/01/26	0.8%
Freddie Mac, 5.00% due 06/01/55	0.8%
Top 10 Total	20.6%

*	Less than 0.01%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

Uniform MBS 15 Year, 4.50% due 12/01/25	5.9%
Uniform MBS 15 Year, 4.50% due 11/01/25	5.6%
U.S. Treasury Notes, 4.25% due 11/30/26	2.1%
U.S. Treasury Notes, 4.13% due 10/31/26	1.6%
U.S. Treasury Inflation Indexed Bonds, 2.13% due 4/15/29	1.1%
U.S. Treasury Notes, 4.00% due 12/15/27	0.9%
U.S. Treasury Notes, 4.13% due 01/31/27	0.9%
Uniform MBS 30 Year, 6.00% due 12/01/25	0.9%
Uniform MBS 30 Year, 5.50% due 01/01/26	0.8%
Freddie Mac, 5.00% due 06/01/55	0.8%
Top 10 Total	20.6%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Macro Opportunities Fund | Class A
Shareholder Report [Line Items]
Fund Name	Guggenheim Macro Opportunities Fund
Class Name	Class A
Trading Symbol	GIOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim Macro Opportunities Fund for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$131	1.27%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Class A shares) returned 6.16%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period and outperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 4.41% for the same period.

What factors materially affected the fund's performance over the last year?

Positive performance was driven by carry (or earned income), with credit positioning also contributing to overall performance due to a combination of spread tightening and security selection within the fund's investment-grade and high-yield allocations. Duration detracted from performance as intermediate tenor rates rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	6.16%	4.06%	4.03%
Class A (with sales charge)†	1.90%	3.21%	3.61%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
ICE BofA 3-Month U.S. Treasury Bill Index	4.41%	2.99%	2.09%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 8,828,775,595
Holdings Count | shares	1,152
Advisory Fees Paid, Amount	$ 60,836,533
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$8,828,775,595
Total Number of Portfolio Holdings	1,152
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$60,836,533

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.25

AAA	0.9%
AA	10.3%
A	15.0%
BBB	13.8%
BB	14.7%
B	19.8%
CCC	3.8%
CC	0.4%
NR3	5.0%
Other Instruments	16.3%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

Uniform MBS 30 Year, 5.50% due 12/01/25	2.3%
Guggenheim Limited Duration Fund — Class R6	1.6%
Uniform MBS 30 Year, 3.00% due 12/01/25	1.6%
Uniform MBS 30 Year, 5.00% due 01/01/26	1.0%
Uniform MBS 30 Year, 6.00% due 12/01/25	0.9%
Fannie Mae, 5.50%	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.6%
iShares Silver Trust	0.6%
Freddie Mac, 5.50% due 02/01/53	0.5%
Uniform MBS 30 Year, 6.00% due 01/01/26	0.5%
Top 10 Total	10.3%

*	Less than 0.1%.
[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

Uniform MBS 30 Year, 5.50% due 12/01/25	2.3%
Guggenheim Limited Duration Fund — Class R6	1.6%
Uniform MBS 30 Year, 3.00% due 12/01/25	1.6%
Uniform MBS 30 Year, 5.00% due 01/01/26	1.0%
Uniform MBS 30 Year, 6.00% due 12/01/25	0.9%
Fannie Mae, 5.50%	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.6%
iShares Silver Trust	0.6%
Freddie Mac, 5.50% due 02/01/53	0.5%
Uniform MBS 30 Year, 6.00% due 01/01/26	0.5%
Top 10 Total	10.3%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Macro Opportunities Fund | Class C
Shareholder Report [Line Items]
Fund Name	Guggenheim Macro Opportunities Fund
Class Name	Class C
Trading Symbol	GIOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim Macro Opportunities Fund for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$207	2.02%

Expenses Paid, Amount	$ 207
Expense Ratio, Percent	2.02%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Class C shares) returned 5.39%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period and outperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 4.41% for the same period.

What factors materially affected the fund's performance over the last year?

Positive performance was driven by carry (or earned income), with credit positioning also contributing to overall performance due to a combination of spread tightening and security selection within the fund's investment-grade and high-yield allocations. Duration detracted from performance as intermediate tenor rates rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	5.39%	3.30%	3.26%
Class C (with CDSC)‡	4.39%	3.30%	3.26%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
ICE BofA 3-Month U.S. Treasury Bill Index	4.41%	2.99%	2.09%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 8,828,775,595
Holdings Count | shares	1,152
Advisory Fees Paid, Amount	$ 60,836,533
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$8,828,775,595
Total Number of Portfolio Holdings	1,152
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$60,836,533

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.25

AAA	0.9%
AA	10.3%
A	15.0%
BBB	13.8%
BB	14.7%
B	19.8%
CCC	3.8%
CC	0.4%
NR3	5.0%
Other Instruments	16.3%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

Uniform MBS 30 Year, 5.50% due 12/01/25	2.3%
Guggenheim Limited Duration Fund — Class R6	1.6%
Uniform MBS 30 Year, 3.00% due 12/01/25	1.6%
Uniform MBS 30 Year, 5.00% due 01/01/26	1.0%
Uniform MBS 30 Year, 6.00% due 12/01/25	0.9%
Fannie Mae, 5.50%	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.6%
iShares Silver Trust	0.6%
Freddie Mac, 5.50% due 02/01/53	0.5%
Uniform MBS 30 Year, 6.00% due 01/01/26	0.5%
Top 10 Total	10.3%

*	Less than 0.1%.
[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

Uniform MBS 30 Year, 5.50% due 12/01/25	2.3%
Guggenheim Limited Duration Fund — Class R6	1.6%
Uniform MBS 30 Year, 3.00% due 12/01/25	1.6%
Uniform MBS 30 Year, 5.00% due 01/01/26	1.0%
Uniform MBS 30 Year, 6.00% due 12/01/25	0.9%
Fannie Mae, 5.50%	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.6%
iShares Silver Trust	0.6%
Freddie Mac, 5.50% due 02/01/53	0.5%
Uniform MBS 30 Year, 6.00% due 01/01/26	0.5%
Top 10 Total	10.3%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Macro Opportunities Fund | Class P
Shareholder Report [Line Items]
Fund Name	Guggenheim Macro Opportunities Fund
Class Name	Class P
Trading Symbol	GIOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim Macro Opportunities Fund for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$137	1.33%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Class P shares) returned 6.12%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period and outperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 4.41% for the same period.

What factors materially affected the fund's performance over the last year?

Positive performance was driven by carry (or earned income), with credit positioning also contributing to overall performance due to a combination of spread tightening and security selection within the fund's investment-grade and high-yield allocations. Duration detracted from performance as intermediate tenor rates rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Class P	6.12%	4.04%	4.03%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
ICE BofA 3-Month U.S. Treasury Bill Index	4.41%	2.99%	2.09%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 8,828,775,595
Holdings Count | shares	1,152
Advisory Fees Paid, Amount	$ 60,836,533
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$8,828,775,595
Total Number of Portfolio Holdings	1,152
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$60,836,533

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.25

AAA	0.9%
AA	10.3%
A	15.0%
BBB	13.8%
BB	14.7%
B	19.8%
CCC	3.8%
CC	0.4%
NR3	5.0%
Other Instruments	16.3%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

Uniform MBS 30 Year, 5.50% due 12/01/25	2.3%
Guggenheim Limited Duration Fund — Class R6	1.6%
Uniform MBS 30 Year, 3.00% due 12/01/25	1.6%
Uniform MBS 30 Year, 5.00% due 01/01/26	1.0%
Uniform MBS 30 Year, 6.00% due 12/01/25	0.9%
Fannie Mae, 5.50%	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.6%
iShares Silver Trust	0.6%
Freddie Mac, 5.50% due 02/01/53	0.5%
Uniform MBS 30 Year, 6.00% due 01/01/26	0.5%
Top 10 Total	10.3%

*	Less than 0.1%.
[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

Uniform MBS 30 Year, 5.50% due 12/01/25	2.3%
Guggenheim Limited Duration Fund — Class R6	1.6%
Uniform MBS 30 Year, 3.00% due 12/01/25	1.6%
Uniform MBS 30 Year, 5.00% due 01/01/26	1.0%
Uniform MBS 30 Year, 6.00% due 12/01/25	0.9%
Fannie Mae, 5.50%	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.6%
iShares Silver Trust	0.6%
Freddie Mac, 5.50% due 02/01/53	0.5%
Uniform MBS 30 Year, 6.00% due 01/01/26	0.5%
Top 10 Total	10.3%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Macro Opportunities Fund | Institutional Class
Shareholder Report [Line Items]
Fund Name	Guggenheim Macro Opportunities Fund
Class Name	Institutional Class
Trading Symbol	GIOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim Macro Opportunities Fund for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$95	0.92%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Institutional Class shares) returned 6.50%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period and outperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 4.41% for the same period.

What factors materially affected the fund's performance over the last year?

Positive performance was driven by carry (or earned income), with credit positioning also contributing to overall performance due to a combination of spread tightening and security selection within the fund's investment-grade and high-yield allocations. Duration detracted from performance as intermediate tenor rates rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Institutional Class	6.50%	4.45%	4.43%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
ICE BofA 3-Month U.S. Treasury Bill Index	4.41%	2.99%	2.09%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 8,828,775,595
Holdings Count | shares	1,152
Advisory Fees Paid, Amount	$ 60,836,533
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$8,828,775,595
Total Number of Portfolio Holdings	1,152
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$60,836,533

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.25

AAA	0.9%
AA	10.3%
A	15.0%
BBB	13.8%
BB	14.7%
B	19.8%
CCC	3.8%
CC	0.4%
NR3	5.0%
Other Instruments	16.3%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

Uniform MBS 30 Year, 5.50% due 12/01/25	2.3%
Guggenheim Limited Duration Fund — Class R6	1.6%
Uniform MBS 30 Year, 3.00% due 12/01/25	1.6%
Uniform MBS 30 Year, 5.00% due 01/01/26	1.0%
Uniform MBS 30 Year, 6.00% due 12/01/25	0.9%
Fannie Mae, 5.50%	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.6%
iShares Silver Trust	0.6%
Freddie Mac, 5.50% due 02/01/53	0.5%
Uniform MBS 30 Year, 6.00% due 01/01/26	0.5%
Top 10 Total	10.3%

*	Less than 0.1%.
[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

Uniform MBS 30 Year, 5.50% due 12/01/25	2.3%
Guggenheim Limited Duration Fund — Class R6	1.6%
Uniform MBS 30 Year, 3.00% due 12/01/25	1.6%
Uniform MBS 30 Year, 5.00% due 01/01/26	1.0%
Uniform MBS 30 Year, 6.00% due 12/01/25	0.9%
Fannie Mae, 5.50%	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.6%
iShares Silver Trust	0.6%
Freddie Mac, 5.50% due 02/01/53	0.5%
Uniform MBS 30 Year, 6.00% due 01/01/26	0.5%
Top 10 Total	10.3%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Macro Opportunities Fund | Class R6
Shareholder Report [Line Items]
Fund Name	Guggenheim Macro Opportunities Fund
Class Name	Class R6
Trading Symbol	GIOSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim Macro Opportunities Fund for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class R6	$95	0.92%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Class R6 shares) returned 6.54%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period and outperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 4.41% for the same period.

What factors materially affected the fund's performance over the last year?

Positive performance was driven by carry (or earned income), with credit positioning also contributing to overall performance due to a combination of spread tightening and security selection within the fund's investment-grade and high-yield allocations. Duration detracted from performance as intermediate tenor rates rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Since Inception (3.13.19)
Class R6	6.54%	4.46%	4.49%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.70%
ICE BofA 3-Month U.S. Treasury Bill Index	4.41%	2.99%	2.66%

Performance Inception Date	Mar. 13, 2019
No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 8,828,775,595
Holdings Count | shares	1,152
Advisory Fees Paid, Amount	$ 60,836,533
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$8,828,775,595
Total Number of Portfolio Holdings	1,152
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$60,836,533

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.25

AAA	0.9%
AA	10.3%
A	15.0%
BBB	13.8%
BB	14.7%
B	19.8%
CCC	3.8%
CC	0.4%
NR3	5.0%
Other Instruments	16.3%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

Uniform MBS 30 Year, 5.50% due 12/01/25	2.3%
Guggenheim Limited Duration Fund — Class R6	1.6%
Uniform MBS 30 Year, 3.00% due 12/01/25	1.6%
Uniform MBS 30 Year, 5.00% due 01/01/26	1.0%
Uniform MBS 30 Year, 6.00% due 12/01/25	0.9%
Fannie Mae, 5.50%	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.6%
iShares Silver Trust	0.6%
Freddie Mac, 5.50% due 02/01/53	0.5%
Uniform MBS 30 Year, 6.00% due 01/01/26	0.5%
Top 10 Total	10.3%

*	Less than 0.1%.
[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

Uniform MBS 30 Year, 5.50% due 12/01/25	2.3%
Guggenheim Limited Duration Fund — Class R6	1.6%
Uniform MBS 30 Year, 3.00% due 12/01/25	1.6%
Uniform MBS 30 Year, 5.00% due 01/01/26	1.0%
Uniform MBS 30 Year, 6.00% due 12/01/25	0.9%
Fannie Mae, 5.50%	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.6%
iShares Silver Trust	0.6%
Freddie Mac, 5.50% due 02/01/53	0.5%
Uniform MBS 30 Year, 6.00% due 01/01/26	0.5%
Top 10 Total	10.3%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Municipal Income Fund | Class A
Shareholder Report [Line Items]
Fund Name	Guggenheim Municipal Income Fund
Class Name	Class A
Trading Symbol	GIJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim Municipal Income Fund for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$80	0.79%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Class A shares) returned 2.04%, outperforming the fund's broad-based securities market index, the Bloomberg Municipal Bond Index, which returned 1.39% for the same period and outperforming the fund's secondary index, the Bloomberg Municipal Long Bond Index, which returned -1.34% for the same period.

What factors materially affected the fund's performance over the last year?

The fund's performance was driven by duration positioning and spread compression. Spreads generally tightened during the year, as elevated all-in yields drove steady demand despite supply growth and concerns over potential changes to municipal bonds' tax exemption. School districts and general purpose bonds were the top two detractors to total return during the year; power and sales tax bonds were the top two contributors.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	2.04%	-0.08%	1.64%
Class A (with sales charge)†	-2.03%	-0.90%	1.15%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
Bloomberg Municipal Long Bond Index	-1.34%	-0.04%	2.45%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Sep. 30, 2024
Net Assets	$ 35,915,316
Holdings Count | shares	100
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$35,915,316
Total Number of Portfolio Holdings	100
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$0

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.25

AAA	17.2%
AA	59.6%
A	14.2%
BBB	3.0%
BB	2.2%
NR3	1.0%
Other Instruments	2.8%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

State of Georgia General Obligation Unlimited, 5.00%	3.2%
Snohomish County Public Utility District No. 1 Electric System Revenue Revenue Bonds, 5.25%	3.0%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, 5.25%	2.9%
Nebraska Investment Finance Authority Revenue Bonds, 4.95%	2.9%
Michigan Technological University Revenue Bonds, 5.25%	2.9%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, 2.25%	2.8%
Westchester County Local Development Corp. Revenue Bonds, 5.75%	2.2%
Pennsylvania Housing Finance Agency Revenue Bonds, 4.95%	2.1%
Newport Mesa Unified School District General Obligation Unlimited	2.0%
Clackamas & Washington Counties School District No. 3 General Obligation Unlimited	1.8%
Top 10 Total	25.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

State of Georgia General Obligation Unlimited, 5.00%	3.2%
Snohomish County Public Utility District No. 1 Electric System Revenue Revenue Bonds, 5.25%	3.0%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, 5.25%	2.9%
Nebraska Investment Finance Authority Revenue Bonds, 4.95%	2.9%
Michigan Technological University Revenue Bonds, 5.25%	2.9%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, 2.25%	2.8%
Westchester County Local Development Corp. Revenue Bonds, 5.75%	2.2%
Pennsylvania Housing Finance Agency Revenue Bonds, 4.95%	2.1%
Newport Mesa Unified School District General Obligation Unlimited	2.0%
Clackamas & Washington Counties School District No. 3 General Obligation Unlimited	1.8%
Top 10 Total	25.8%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

Effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Securities Investors, LLC as the fund's Investment Adviser in connection with an internal realignment of Guggenheim Investments' lines of business.

Material Fund Change Adviser [Text Block]	Effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Securities Investors, LLC as the fund's Investment Adviser in connection with an internal realignment of Guggenheim Investments' lines of business.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/mutual-funds/literature
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Municipal Income Fund | Class C
Shareholder Report [Line Items]
Fund Name	Guggenheim Municipal Income Fund
Class Name	Class C
Trading Symbol	GIJCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim Municipal Income Fund for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$154	1.53%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Class C shares) returned 1.27%, underperforming the fund's broad-based securities market index, the Bloomberg Municipal Bond Index, which returned 1.39% for the same period and outperforming the fund's secondary index, the Bloomberg Municipal Long Bond Index, which returned -1.34% for the same period.

What factors materially affected the fund's performance over the last year?

The fund's performance was driven by duration positioning and spread compression. Spreads generally tightened during the year, as elevated all-in yields drove steady demand despite supply growth and concerns over potential changes to municipal bonds' tax exemption. School districts and general purpose bonds were the top two detractors to total return during the year; power and sales tax bonds were the top two contributors.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	1.27%	-0.82%	0.89%
Class C (with CDSC)‡	0.28%	-0.82%	0.89%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
Bloomberg Municipal Long Bond Index	-1.34%	-0.04%	2.45%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Sep. 30, 2024
Net Assets	$ 35,915,316
Holdings Count | shares	100
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$35,915,316
Total Number of Portfolio Holdings	100
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$0

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.25

AAA	17.2%
AA	59.6%
A	14.2%
BBB	3.0%
BB	2.2%
NR3	1.0%
Other Instruments	2.8%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

State of Georgia General Obligation Unlimited, 5.00%	3.2%
Snohomish County Public Utility District No. 1 Electric System Revenue Revenue Bonds, 5.25%	3.0%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, 5.25%	2.9%
Nebraska Investment Finance Authority Revenue Bonds, 4.95%	2.9%
Michigan Technological University Revenue Bonds, 5.25%	2.9%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, 2.25%	2.8%
Westchester County Local Development Corp. Revenue Bonds, 5.75%	2.2%
Pennsylvania Housing Finance Agency Revenue Bonds, 4.95%	2.1%
Newport Mesa Unified School District General Obligation Unlimited	2.0%
Clackamas & Washington Counties School District No. 3 General Obligation Unlimited	1.8%
Top 10 Total	25.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

State of Georgia General Obligation Unlimited, 5.00%	3.2%
Snohomish County Public Utility District No. 1 Electric System Revenue Revenue Bonds, 5.25%	3.0%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, 5.25%	2.9%
Nebraska Investment Finance Authority Revenue Bonds, 4.95%	2.9%
Michigan Technological University Revenue Bonds, 5.25%	2.9%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, 2.25%	2.8%
Westchester County Local Development Corp. Revenue Bonds, 5.75%	2.2%
Pennsylvania Housing Finance Agency Revenue Bonds, 4.95%	2.1%
Newport Mesa Unified School District General Obligation Unlimited	2.0%
Clackamas & Washington Counties School District No. 3 General Obligation Unlimited	1.8%
Top 10 Total	25.8%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

Effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Securities Investors, LLC as the fund's Investment Adviser in connection with an internal realignment of Guggenheim Investments' lines of business.

Material Fund Change Adviser [Text Block]	Effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Securities Investors, LLC as the fund's Investment Adviser in connection with an internal realignment of Guggenheim Investments' lines of business.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/mutual-funds/literature
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Municipal Income Fund | Class P
Shareholder Report [Line Items]
Fund Name	Guggenheim Municipal Income Fund
Class Name	Class P
Trading Symbol	GIJPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim Municipal Income Fund for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$79	0.78%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Class P shares) returned 2.03%, outperforming the fund's broad-based securities market index, the Bloomberg Municipal Bond Index, which returned 1.39% for the same period and outperforming the fund's secondary index, the Bloomberg Municipal Long Bond Index, which returned -1.34% for the same period.

What factors materially affected the fund's performance over the last year?

The fund's performance was driven by duration positioning and spread compression. Spreads generally tightened during the year, as elevated all-in yields drove steady demand despite supply growth and concerns over potential changes to municipal bonds' tax exemption. School districts and general purpose bonds were the top two detractors to total return during the year; power and sales tax bonds were the top two contributors.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Class P	2.03%	-0.07%	1.64%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
Bloomberg Municipal Long Bond Index	-1.34%	-0.04%	2.45%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Sep. 30, 2024
Net Assets	$ 35,915,316
Holdings Count | shares	100
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$35,915,316
Total Number of Portfolio Holdings	100
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$0

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.25

AAA	17.2%
AA	59.6%
A	14.2%
BBB	3.0%
BB	2.2%
NR3	1.0%
Other Instruments	2.8%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

State of Georgia General Obligation Unlimited, 5.00%	3.2%
Snohomish County Public Utility District No. 1 Electric System Revenue Revenue Bonds, 5.25%	3.0%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, 5.25%	2.9%
Nebraska Investment Finance Authority Revenue Bonds, 4.95%	2.9%
Michigan Technological University Revenue Bonds, 5.25%	2.9%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, 2.25%	2.8%
Westchester County Local Development Corp. Revenue Bonds, 5.75%	2.2%
Pennsylvania Housing Finance Agency Revenue Bonds, 4.95%	2.1%
Newport Mesa Unified School District General Obligation Unlimited	2.0%
Clackamas & Washington Counties School District No. 3 General Obligation Unlimited	1.8%
Top 10 Total	25.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

State of Georgia General Obligation Unlimited, 5.00%	3.2%
Snohomish County Public Utility District No. 1 Electric System Revenue Revenue Bonds, 5.25%	3.0%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, 5.25%	2.9%
Nebraska Investment Finance Authority Revenue Bonds, 4.95%	2.9%
Michigan Technological University Revenue Bonds, 5.25%	2.9%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, 2.25%	2.8%
Westchester County Local Development Corp. Revenue Bonds, 5.75%	2.2%
Pennsylvania Housing Finance Agency Revenue Bonds, 4.95%	2.1%
Newport Mesa Unified School District General Obligation Unlimited	2.0%
Clackamas & Washington Counties School District No. 3 General Obligation Unlimited	1.8%
Top 10 Total	25.8%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

Effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Securities Investors, LLC as the fund's Investment Adviser in connection with an internal realignment of Guggenheim Investments' lines of business.

Material Fund Change Adviser [Text Block]	Effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Securities Investors, LLC as the fund's Investment Adviser in connection with an internal realignment of Guggenheim Investments' lines of business.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/mutual-funds/literature
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Municipal Income Fund | Institutional Class
Shareholder Report [Line Items]
Fund Name	Guggenheim Municipal Income Fund
Class Name	Institutional Class
Trading Symbol	GIJIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim Municipal Income Fund for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Institutional Class shares) returned 2.31%, outperforming the fund's broad-based securities market index, the Bloomberg Municipal Bond Index, which returned 1.39% for the same period and outperforming the fund's secondary index, the Bloomberg Municipal Long Bond Index, which returned -1.34% for the same period.

What factors materially affected the fund's performance over the last year?

The fund's performance was driven by duration positioning and spread compression. Spreads generally tightened during the year, as elevated all-in yields drove steady demand despite supply growth and concerns over potential changes to municipal bonds' tax exemption. School districts and general purpose bonds were the top two detractors to total return during the year; power and sales tax bonds were the top two contributors.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Institutional Class	2.31%	0.19%	1.90%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
Bloomberg Municipal Long Bond Index	-1.34%	-0.04%	2.45%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Sep. 30, 2024
Net Assets	$ 35,915,316
Holdings Count | shares	100
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$35,915,316
Total Number of Portfolio Holdings	100
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$0

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.25

AAA	17.2%
AA	59.6%
A	14.2%
BBB	3.0%
BB	2.2%
NR3	1.0%
Other Instruments	2.8%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

State of Georgia General Obligation Unlimited, 5.00%	3.2%
Snohomish County Public Utility District No. 1 Electric System Revenue Revenue Bonds, 5.25%	3.0%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, 5.25%	2.9%
Nebraska Investment Finance Authority Revenue Bonds, 4.95%	2.9%
Michigan Technological University Revenue Bonds, 5.25%	2.9%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, 2.25%	2.8%
Westchester County Local Development Corp. Revenue Bonds, 5.75%	2.2%
Pennsylvania Housing Finance Agency Revenue Bonds, 4.95%	2.1%
Newport Mesa Unified School District General Obligation Unlimited	2.0%
Clackamas & Washington Counties School District No. 3 General Obligation Unlimited	1.8%
Top 10 Total	25.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

State of Georgia General Obligation Unlimited, 5.00%	3.2%
Snohomish County Public Utility District No. 1 Electric System Revenue Revenue Bonds, 5.25%	3.0%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, 5.25%	2.9%
Nebraska Investment Finance Authority Revenue Bonds, 4.95%	2.9%
Michigan Technological University Revenue Bonds, 5.25%	2.9%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, 2.25%	2.8%
Westchester County Local Development Corp. Revenue Bonds, 5.75%	2.2%
Pennsylvania Housing Finance Agency Revenue Bonds, 4.95%	2.1%
Newport Mesa Unified School District General Obligation Unlimited	2.0%
Clackamas & Washington Counties School District No. 3 General Obligation Unlimited	1.8%
Top 10 Total	25.8%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

Effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Securities Investors, LLC as the fund's Investment Adviser in connection with an internal realignment of Guggenheim Investments' lines of business.

Material Fund Change Adviser [Text Block]	Effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Securities Investors, LLC as the fund's Investment Adviser in connection with an internal realignment of Guggenheim Investments' lines of business.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/mutual-funds/literature
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Total Return Bond Fund | Class A
Shareholder Report [Line Items]
Fund Name	Guggenheim Total Return Bond Fund
Class Name	Class A
Trading Symbol	GIBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim Total Return Bond Fund for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$79	0.77%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Class A shares) returned 3.98%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period.

What factors materially affected the fund's performance over the last year?

Positive performance was driven by carry (or earned income), with credit positioning also contributing to overall performance due to a combination of spread tightening and security selection within the fund's investment-grade, high-yield and asset-backed securities allocations. Duration detracted from performance as intermediate-to-long end rates rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	3.98%	0.31%	2.91%
Class A (with sales charge)†	-0.16%	-0.51%	2.41%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Sep. 30, 2024
Net Assets	$ 29,575,595,186
Holdings Count | shares	1,937
Advisory Fees Paid, Amount	$ 81,294,252
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$29,575,595,186
Total Number of Portfolio Holdings	1,937
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$81,294,252

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.25

AAA	18.3%
AA	36.5%
A	15.6%
BBB	13.9%
BB	4.4%
B	2.2%
CCC	1.0%
CC	0.1%
C	0.1%
NR3	2.4%
Other Instruments	5.5%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

Uniform MBS 30 Year, 3.00% due 12/01/25	6.6%
Uniform MBS 30 Year, 2.50% due 12/01/25	2.8%
Uniform MBS 30 Year, 5.00% due 01/01/26	2.3%
United States Treasury Inflation Indexed Bonds, 2.13% due 01/15/35	2.1%
U.S. Treasury Bonds, 4.38% due 11/15/39	1.6%
United States Treasury Inflation Indexed Bonds, 1.88% due 07/15/35	1.6%
U.S. Treasury Bonds due 05/15/51	1.6%
Uniform MBS 30 Year, 6.00% due 01/01/26	1.5%
United States Treasury Inflation Indexed Bonds, 2.13% due 04/15/29	1.1%
Uniform MBS 30 Year, 6.00% due 12/01/25	1.0%
Top 10 Total	22.2%

*	Less than 0.01%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

Uniform MBS 30 Year, 3.00% due 12/01/25	6.6%
Uniform MBS 30 Year, 2.50% due 12/01/25	2.8%
Uniform MBS 30 Year, 5.00% due 01/01/26	2.3%
United States Treasury Inflation Indexed Bonds, 2.13% due 01/15/35	2.1%
U.S. Treasury Bonds, 4.38% due 11/15/39	1.6%
United States Treasury Inflation Indexed Bonds, 1.88% due 07/15/35	1.6%
U.S. Treasury Bonds due 05/15/51	1.6%
Uniform MBS 30 Year, 6.00% due 01/01/26	1.5%
United States Treasury Inflation Indexed Bonds, 2.13% due 04/15/29	1.1%
Uniform MBS 30 Year, 6.00% due 12/01/25	1.0%
Top 10 Total	22.2%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

The fund's (Class A shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.77% for the year ended September 30, 2025, a decrease of 0.07% compared to the prior year. The primary driver of the decrease was a decrease in interest expense as the fund utilized fewer reverse repurchase agreements during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's (Class A shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.77% for the year ended September 30, 2025, a decrease of 0.07% compared to the prior year. The primary driver of the decrease was a decrease in interest expense as the fund utilized fewer reverse repurchase agreements during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/mutual-funds/literature
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Total Return Bond Fund | Class C
Shareholder Report [Line Items]
Fund Name	Guggenheim Total Return Bond Fund
Class Name	Class C
Trading Symbol	GIBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim Total Return Bond Fund for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$154	1.52%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Class C shares) returned 3.17%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period.

What factors materially affected the fund's performance over the last year?

Positive performance was driven by carry (or earned income), with credit positioning also contributing to overall performance due to a combination of spread tightening and security selection within the fund's investment-grade, high-yield and asset-backed securities allocations. Duration detracted from performance as intermediate-to-long end rates rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	3.17%	-0.44%	2.14%
Class C (with CDSC)‡	2.18%	-0.44%	2.14%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Sep. 30, 2024
Net Assets	$ 29,575,595,186
Holdings Count | shares	1,937
Advisory Fees Paid, Amount	$ 81,294,252
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$29,575,595,186
Total Number of Portfolio Holdings	1,937
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$81,294,252

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.25

AAA	18.3%
AA	36.5%
A	15.6%
BBB	13.9%
BB	4.4%
B	2.2%
CCC	1.0%
CC	0.1%
C	0.1%
NR3	2.4%
Other Instruments	5.5%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

Uniform MBS 30 Year, 3.00% due 12/01/25	6.6%
Uniform MBS 30 Year, 2.50% due 12/01/25	2.8%
Uniform MBS 30 Year, 5.00% due 01/01/26	2.3%
United States Treasury Inflation Indexed Bonds, 2.13% due 01/15/35	2.1%
U.S. Treasury Bonds, 4.38% due 11/15/39	1.6%
United States Treasury Inflation Indexed Bonds, 1.88% due 07/15/35	1.6%
U.S. Treasury Bonds due 05/15/51	1.6%
Uniform MBS 30 Year, 6.00% due 01/01/26	1.5%
United States Treasury Inflation Indexed Bonds, 2.13% due 04/15/29	1.1%
Uniform MBS 30 Year, 6.00% due 12/01/25	1.0%
Top 10 Total	22.2%

*	Less than 0.01%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

Uniform MBS 30 Year, 3.00% due 12/01/25	6.6%
Uniform MBS 30 Year, 2.50% due 12/01/25	2.8%
Uniform MBS 30 Year, 5.00% due 01/01/26	2.3%
United States Treasury Inflation Indexed Bonds, 2.13% due 01/15/35	2.1%
U.S. Treasury Bonds, 4.38% due 11/15/39	1.6%
United States Treasury Inflation Indexed Bonds, 1.88% due 07/15/35	1.6%
U.S. Treasury Bonds due 05/15/51	1.6%
Uniform MBS 30 Year, 6.00% due 01/01/26	1.5%
United States Treasury Inflation Indexed Bonds, 2.13% due 04/15/29	1.1%
Uniform MBS 30 Year, 6.00% due 12/01/25	1.0%
Top 10 Total	22.2%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

The fund's (Class C shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 1.52% for the year ended September 30, 2025, a decrease of 0.08% compared to the prior year. The primary driver of the decrease was a decrease in interest expense as the fund utilized fewer reverse repurchase agreements during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's (Class C shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 1.52% for the year ended September 30, 2025, a decrease of 0.08% compared to the prior year. The primary driver of the decrease was a decrease in interest expense as the fund utilized fewer reverse repurchase agreements during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/mutual-funds/literature
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Total Return Bond Fund | Class P
Shareholder Report [Line Items]
Fund Name	Guggenheim Total Return Bond Fund
Class Name	Class P
Trading Symbol	GIBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim Total Return Bond Fund for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$79	0.77%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Class P shares) returned 3.95%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period.

What factors materially affected the fund's performance over the last year?

Positive performance was driven by carry (or earned income), with credit positioning also contributing to overall performance due to a combination of spread tightening and security selection within the fund's investment-grade, high-yield and asset-backed securities allocations. Duration detracted from performance as intermediate-to-long end rates rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Class P	3.95%	0.31%	2.92%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Sep. 30, 2024
Net Assets	$ 29,575,595,186
Holdings Count | shares	1,937
Advisory Fees Paid, Amount	$ 81,294,252
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$29,575,595,186
Total Number of Portfolio Holdings	1,937
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$81,294,252

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.25

AAA	18.3%
AA	36.5%
A	15.6%
BBB	13.9%
BB	4.4%
B	2.2%
CCC	1.0%
CC	0.1%
C	0.1%
NR3	2.4%
Other Instruments	5.5%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

Uniform MBS 30 Year, 3.00% due 12/01/25	6.6%
Uniform MBS 30 Year, 2.50% due 12/01/25	2.8%
Uniform MBS 30 Year, 5.00% due 01/01/26	2.3%
United States Treasury Inflation Indexed Bonds, 2.13% due 01/15/35	2.1%
U.S. Treasury Bonds, 4.38% due 11/15/39	1.6%
United States Treasury Inflation Indexed Bonds, 1.88% due 07/15/35	1.6%
U.S. Treasury Bonds due 05/15/51	1.6%
Uniform MBS 30 Year, 6.00% due 01/01/26	1.5%
United States Treasury Inflation Indexed Bonds, 2.13% due 04/15/29	1.1%
Uniform MBS 30 Year, 6.00% due 12/01/25	1.0%
Top 10 Total	22.2%

*	Less than 0.01%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

Uniform MBS 30 Year, 3.00% due 12/01/25	6.6%
Uniform MBS 30 Year, 2.50% due 12/01/25	2.8%
Uniform MBS 30 Year, 5.00% due 01/01/26	2.3%
United States Treasury Inflation Indexed Bonds, 2.13% due 01/15/35	2.1%
U.S. Treasury Bonds, 4.38% due 11/15/39	1.6%
United States Treasury Inflation Indexed Bonds, 1.88% due 07/15/35	1.6%
U.S. Treasury Bonds due 05/15/51	1.6%
Uniform MBS 30 Year, 6.00% due 01/01/26	1.5%
United States Treasury Inflation Indexed Bonds, 2.13% due 04/15/29	1.1%
Uniform MBS 30 Year, 6.00% due 12/01/25	1.0%
Top 10 Total	22.2%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

The fund's (Class P shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.77% for the year ended September 30, 2025, a decrease of 0.08% compared to the prior year. The primary driver of the decrease was a decrease in interest expense as the fund utilized fewer reverse repurchase agreements during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's (Class P shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.77% for the year ended September 30, 2025, a decrease of 0.08% compared to the prior year. The primary driver of the decrease was a decrease in interest expense as the fund utilized fewer reverse repurchase agreements during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/mutual-funds/literature
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Total Return Bond Fund | Institutional Class
Shareholder Report [Line Items]
Fund Name	Guggenheim Total Return Bond Fund
Class Name	Institutional Class
Trading Symbol	GIBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim Total Return Bond Fund for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Institutional Class shares) returned 4.24%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period.

What factors materially affected the fund's performance over the last year?

Positive performance was driven by carry (or earned income), with credit positioning also contributing to overall performance due to a combination of spread tightening and security selection within the fund's investment-grade, high-yield and asset-backed securities allocations. Duration detracted from performance as intermediate-to-long end rates rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Institutional Class	4.24%	0.59%	3.22%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Sep. 30, 2024
Net Assets	$ 29,575,595,186
Holdings Count | shares	1,937
Advisory Fees Paid, Amount	$ 81,294,252
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$29,575,595,186
Total Number of Portfolio Holdings	1,937
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$81,294,252

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.25

AAA	18.3%
AA	36.5%
A	15.6%
BBB	13.9%
BB	4.4%
B	2.2%
CCC	1.0%
CC	0.1%
C	0.1%
NR3	2.4%
Other Instruments	5.5%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

Uniform MBS 30 Year, 3.00% due 12/01/25	6.6%
Uniform MBS 30 Year, 2.50% due 12/01/25	2.8%
Uniform MBS 30 Year, 5.00% due 01/01/26	2.3%
United States Treasury Inflation Indexed Bonds, 2.13% due 01/15/35	2.1%
U.S. Treasury Bonds, 4.38% due 11/15/39	1.6%
United States Treasury Inflation Indexed Bonds, 1.88% due 07/15/35	1.6%
U.S. Treasury Bonds due 05/15/51	1.6%
Uniform MBS 30 Year, 6.00% due 01/01/26	1.5%
United States Treasury Inflation Indexed Bonds, 2.13% due 04/15/29	1.1%
Uniform MBS 30 Year, 6.00% due 12/01/25	1.0%
Top 10 Total	22.2%

*	Less than 0.01%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

Uniform MBS 30 Year, 3.00% due 12/01/25	6.6%
Uniform MBS 30 Year, 2.50% due 12/01/25	2.8%
Uniform MBS 30 Year, 5.00% due 01/01/26	2.3%
United States Treasury Inflation Indexed Bonds, 2.13% due 01/15/35	2.1%
U.S. Treasury Bonds, 4.38% due 11/15/39	1.6%
United States Treasury Inflation Indexed Bonds, 1.88% due 07/15/35	1.6%
U.S. Treasury Bonds due 05/15/51	1.6%
Uniform MBS 30 Year, 6.00% due 01/01/26	1.5%
United States Treasury Inflation Indexed Bonds, 2.13% due 04/15/29	1.1%
Uniform MBS 30 Year, 6.00% due 12/01/25	1.0%
Top 10 Total	22.2%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

The fund's (Institutional Class shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.48% for the year ended September 30, 2025, a decrease of 0.06% compared to the prior year. The primary driver of the decrease was a decrease in interest expense as the fund utilized fewer reverse repurchase agreements during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's (Institutional Class shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.48% for the year ended September 30, 2025, a decrease of 0.06% compared to the prior year. The primary driver of the decrease was a decrease in interest expense as the fund utilized fewer reverse repurchase agreements during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/mutual-funds/literature
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Total Return Bond Fund | Class R6
Shareholder Report [Line Items]
Fund Name	Guggenheim Total Return Bond Fund
Class Name	Class R6
Trading Symbol	GIBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim Total Return Bond Fund for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class R6	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Class R6 shares) returned 4.33%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period.

What factors materially affected the fund's performance over the last year?

Positive performance was driven by carry (or earned income), with credit positioning also contributing to overall performance due to a combination of spread tightening and security selection within the fund's investment-grade, high-yield and asset-backed securities allocations. Duration detracted from performance as intermediate-to-long end rates rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Since Inception (10.19.16)
Class R6	4.33%	0.62%	2.84%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.53%

Performance Inception Date	Oct. 19, 2016
No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Sep. 30, 2024
Net Assets	$ 29,575,595,186
Holdings Count | shares	1,937
Advisory Fees Paid, Amount	$ 81,294,252
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$29,575,595,186
Total Number of Portfolio Holdings	1,937
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$81,294,252

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.25

AAA	18.3%
AA	36.5%
A	15.6%
BBB	13.9%
BB	4.4%
B	2.2%
CCC	1.0%
CC	0.1%
C	0.1%
NR3	2.4%
Other Instruments	5.5%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

Uniform MBS 30 Year, 3.00% due 12/01/25	6.6%
Uniform MBS 30 Year, 2.50% due 12/01/25	2.8%
Uniform MBS 30 Year, 5.00% due 01/01/26	2.3%
United States Treasury Inflation Indexed Bonds, 2.13% due 01/15/35	2.1%
U.S. Treasury Bonds, 4.38% due 11/15/39	1.6%
United States Treasury Inflation Indexed Bonds, 1.88% due 07/15/35	1.6%
U.S. Treasury Bonds due 05/15/51	1.6%
Uniform MBS 30 Year, 6.00% due 01/01/26	1.5%
United States Treasury Inflation Indexed Bonds, 2.13% due 04/15/29	1.1%
Uniform MBS 30 Year, 6.00% due 12/01/25	1.0%
Top 10 Total	22.2%

*	Less than 0.01%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

Uniform MBS 30 Year, 3.00% due 12/01/25	6.6%
Uniform MBS 30 Year, 2.50% due 12/01/25	2.8%
Uniform MBS 30 Year, 5.00% due 01/01/26	2.3%
United States Treasury Inflation Indexed Bonds, 2.13% due 01/15/35	2.1%
U.S. Treasury Bonds, 4.38% due 11/15/39	1.6%
United States Treasury Inflation Indexed Bonds, 1.88% due 07/15/35	1.6%
U.S. Treasury Bonds due 05/15/51	1.6%
Uniform MBS 30 Year, 6.00% due 01/01/26	1.5%
United States Treasury Inflation Indexed Bonds, 2.13% due 04/15/29	1.1%
Uniform MBS 30 Year, 6.00% due 12/01/25	1.0%
Top 10 Total	22.2%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

The fund's (Class R6 shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.42% for the year ended September 30, 2025, a decrease of 0.07% compared to the prior year. The primary driver of the decrease was a decrease in interest expense as the fund utilized fewer reverse repurchase agreements during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's (Class R6 shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.42% for the year ended September 30, 2025, a decrease of 0.07% compared to the prior year. The primary driver of the decrease was a decrease in interest expense as the fund utilized fewer reverse repurchase agreements during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/mutual-funds/literature
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Ultra Short Duration Fund | Class A
Shareholder Report [Line Items]
Fund Name	Guggenheim Ultra Short Duration Fund
Class Name	Class A
Trading Symbol	GIYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim Ultra Short Duration Fund for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Class A shares) returned 4.88%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period and outperforming the fund's secondary index, the Bloomberg 1-3 Month U.S. Treasury Bill Index, which returned 4.47% for the same period.

What factors materially affected the fund's performance over the last year?

Positive performance was driven by carry (or earned income). Spreads were mixed but contributed modestly to performance due to tightening within the fund's investment-grade, Agency residential mortgage-backed securities ("RMBS"), and non-Agency RMBS allocations. Duration detracted from performance over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Since Inception (11.30.18)
Class A	4.88%	3.42%	3.00%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	2.14%
Bloomberg 1-3 Month U.S. Treasury Bill Index	4.47%	3.04%	2.65%

Performance Inception Date	Nov. 30, 2018
No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 561,513,428
Holdings Count | shares	309
Advisory Fees Paid, Amount	$ 902,862
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$561,513,428
Total Number of Portfolio Holdings	309
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$902,862

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.25

AAA	27.4%
AA	24.0%
A	14.8%
BBB	11.2%
BB	2.6%
B	0.6%
NR3	3.2%
Other Instruments	16.2%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

Israel Government International Bond, 0.50%	4.8%
Government of Japan, 0.42% due 12/08/25	4.8%
SPDR S&P 500 ETF Trust	4.7%
iShares Core S&P 500 ETF	4.5%
Freddie Mac, 5.00%	2.2%
BCC Middle Market CLO 2019-1 LLC, 5.72%	1.9%
BX Commercial Mortgage Trust, 5.92%	1.8%
Oak Street Investment Grade Net Lease Fund Series, 1.85%	1.0%
Cerberus Loan Funding 51 LLC, 5.64%	1.0%
Eldridge CLO Ltd.	1.0%
Top 10 Total	27.7%

[1]	"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

Israel Government International Bond, 0.50%	4.8%
Government of Japan, 0.42% due 12/08/25	4.8%
SPDR S&P 500 ETF Trust	4.7%
iShares Core S&P 500 ETF	4.5%
Freddie Mac, 5.00%	2.2%
BCC Middle Market CLO 2019-1 LLC, 5.72%	1.9%
BX Commercial Mortgage Trust, 5.92%	1.8%
Oak Street Investment Grade Net Lease Fund Series, 1.85%	1.0%
Cerberus Loan Funding 51 LLC, 5.64%	1.0%
Eldridge CLO Ltd.	1.0%
Top 10 Total	27.7%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Ultra Short Duration Fund | Institutional Class
Shareholder Report [Line Items]
Fund Name	Guggenheim Ultra Short Duration Fund
Class Name	Institutional Class
Trading Symbol	GIYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim Ultra Short Duration Fund for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund (Institutional Class shares) returned 5.21%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period and outperforming the fund's secondary index, the Bloomberg 1-3 Month U.S. Treasury Bill Index, which returned 4.47% for the same period.

What factors materially affected the fund's performance over the last year?

Positive performance was driven by carry (or earned income). Spreads were mixed but contributed modestly to performance due to tightening within the fund's investment-grade, Agency residential mortgage-backed securities ("RMBS"), and non-Agency RMBS allocations. Duration detracted from performance over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Institutional Class	5.21%	3.70%	2.94%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg 1-3 Month U.S. Treasury Bill Index	4.47%	3.04%	2.08%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 561,513,428
Holdings Count | shares	309
Advisory Fees Paid, Amount	$ 902,862
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$561,513,428
Total Number of Portfolio Holdings	309
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$902,862

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.25

AAA	27.4%
AA	24.0%
A	14.8%
BBB	11.2%
BB	2.6%
B	0.6%
NR3	3.2%
Other Instruments	16.2%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

Israel Government International Bond, 0.50%	4.8%
Government of Japan, 0.42% due 12/08/25	4.8%
SPDR S&P 500 ETF Trust	4.7%
iShares Core S&P 500 ETF	4.5%
Freddie Mac, 5.00%	2.2%
BCC Middle Market CLO 2019-1 LLC, 5.72%	1.9%
BX Commercial Mortgage Trust, 5.92%	1.8%
Oak Street Investment Grade Net Lease Fund Series, 1.85%	1.0%
Cerberus Loan Funding 51 LLC, 5.64%	1.0%
Eldridge CLO Ltd.	1.0%
Top 10 Total	27.7%

[1]	"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.25

Israel Government International Bond, 0.50%	4.8%
Government of Japan, 0.42% due 12/08/25	4.8%
SPDR S&P 500 ETF Trust	4.7%
iShares Core S&P 500 ETF	4.5%
Freddie Mac, 5.00%	2.2%
BCC Middle Market CLO 2019-1 LLC, 5.72%	1.9%
BX Commercial Mortgage Trust, 5.92%	1.8%
Oak Street Investment Grade Net Lease Fund Series, 1.85%	1.0%
Cerberus Loan Funding 51 LLC, 5.64%	1.0%
Eldridge CLO Ltd.	1.0%
Top 10 Total	27.7%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.